Schedule of Investments (unaudited)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.(a)	1,993	$ 102,520
Aerojet Rocketdyne Holdings, Inc.(a)	4,531	253,374
AeroVironment, Inc.(a)	1,486	132,209
AerSale Corp.(a)	894	16,637
Archer Aviation, Inc., Class A(a)(b)	8,313	24,108
BWX Technologies, Inc.	5,433	330,652
Cadre Holdings, Inc.	904	20,693
Curtiss-Wright Corp.	2,279	377,858
Ducommun, Inc.(a)	679	39,233
Hexcel Corp.	5,009	353,535
Kaman Corp.	1,668	42,067
Kratos Defense & Security Solutions, Inc.(a)	7,616	87,203
Maxar Technologies, Inc.	4,424	228,588
Mercury Systems, Inc.(a)	3,472	173,548
Moog, Inc., Class A	1,721	164,046
National Presto Industries, Inc.	291	22,293
Parsons Corp.(a)	1,969	85,691
Rocket Lab U.S.A., Inc., Class A(a)(b)	12,797	63,601
Spirit AeroSystems Holdings, Inc., Class A	6,269	226,624
Triumph Group, Inc.(a)	3,871	44,091
V2X, Inc.(a)	653	28,836
Virgin Galactic Holdings, Inc., Class A(a)	14,403	79,505
Woodward, Inc.	3,581	366,193
		3,263,105
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)(b)	3,442	97,443
Atlas Air Worldwide Holdings, Inc.(a)	1,552	158,630
Forward Air Corp.	1,586	171,050
GXO Logistics, Inc.(a)(b)	7,082	370,601
Hub Group, Inc., Class A(a)	1,947	166,021
		963,745
Airlines — 0.5%
Alaska Air Group, Inc.(a)	7,589	389,619
Allegiant Travel Co.(a)	951	81,814
Frontier Group Holdings, Inc.(a)(b)	2,215	27,865
Hawaiian Holdings, Inc.(a)(b)	3,058	37,675
JetBlue Airways Corp.(a)	19,349	154,792
Joby Aviation, Inc.(a)(b)	17,507	77,381
SkyWest, Inc.(a)	3,033	62,965
Spirit Airlines, Inc.	6,484	128,643
Sun Country Airlines Holdings, Inc.(a)	1,924	35,921
Wheels Up Experience, Inc., Class A(a)	10,104	12,428
		1,009,103
Auto Components — 1.5%
Adient PLC(a)	5,645	254,138
American Axle & Manufacturing Holdings, Inc.(a)	6,884	61,061
Autoliv, Inc.	4,651	428,450
Dana, Inc.	7,586	137,610
Dorman Products, Inc.(a)	1,700	165,002
Fox Factory Holding Corp.(a)	2,525	298,177
Garrett Motion, Inc.(a)(b)	3,470	27,760
Gentex Corp.	14,004	413,258
Gentherm, Inc.(a)	1,976	147,074
Goodyear Tire & Rubber Co.(a)	16,802	189,022
Holley, Inc.(a)	2,976	9,851
LCI Industries	1,517	170,238
Luminar Technologies, Inc.(a)(b)	13,875	92,546
Mobileye Global, Inc., Class A(a)	2,843	109,740
Modine Manufacturing Co.(a)	3,101	74,083
Patrick Industries, Inc.	1,277	90,629
Security	Shares	Value
Auto Components (continued)
QuantumScape Corp., Class A(a)(b)	16,690	$ 142,032
Solid Power, Inc.(a)(b)	6,694	22,425
Standard Motor Products, Inc.	1,136	45,962
Stoneridge, Inc.(a)	1,633	40,270
Visteon Corp.(a)	1,674	261,713
XPEL, Inc.(a)(b)	1,168	88,850
		3,269,891
Automobiles — 0.4%
Fisker, Inc.(a)(b)	9,268	69,047
Harley-Davidson, Inc.	7,911	364,144
Thor Industries, Inc.	3,207	305,723
Winnebago Industries, Inc.	1,818	115,770
Workhorse Group, Inc.(a)(b)	9,705	21,448
		876,132
Banks — 7.3%
1st Source Corp.	1,104	54,306
Amalgamated Financial Corp.	1,122	25,750
Amerant Bancorp, Inc., Class A	1,570	43,709
Ameris Bancorp	3,932	185,433
Arrow Financial Corp.	1,008	33,173
Associated Banc-Corp.	9,057	202,967
Atlantic Union Bankshares Corp.	4,580	177,200
Banc of California, Inc.	3,601	62,729
BancFirst Corp.	1,055	90,867
Bancorp, Inc.(a)(b)	2,833	96,124
Bank First Corp.	423	33,781
Bank of Hawaii Corp.	2,430	185,871
Bank of Marin Bancorp	982	29,922
Bank OZK	6,651	303,751
BankUnited, Inc.	4,284	161,250
Banner Corp.	1,687	109,368
Bar Harbor Bankshares	936	29,082
Berkshire Hills Bancorp, Inc.	2,458	76,321
Brookline Bancorp, Inc.	3,486	45,597
Business First Bancshares, Inc.	1,419	29,430
Byline Bancorp, Inc.(b)	1,411	34,993
Cadence Bank	9,893	253,063
Cambridge Bancorp	494	39,520
Camden National Corp.	974	41,132
Capital City Bank Group, Inc.	846	27,470
Capstar Financial Holdings, Inc.	1,098	19,116
Carter Bankshares, Inc.(a)	1,477	24,548
Cathay General Bancorp	4,426	194,567
Central Pacific Financial Corp.	531	12,001
City Holding Co.	657	62,277
CNB Financial Corp.	1,329	32,055
Coastal Financial Corp.(a)	650	29,685
Columbia Banking System, Inc.	4,143	128,060
Community Bank System, Inc.	3,105	179,190
Community Trust Bancorp, Inc.	1,049	45,191
ConnectOne Bancorp, Inc.	2,226	52,912
CrossFirst Bankshares, Inc.(a)	2,734	36,909
Customers Bancorp, Inc.(a)	1,896	57,582
CVB Financial Corp.	7,715	186,857
Dime Community Bancshares, Inc.	1,983	59,133
Eagle Bancorp, Inc.	1,806	85,767
Eastern Bankshares, Inc.	9,628	155,685
Enterprise Financial Services Corp.	2,368	126,262
Equity Bancshares, Inc., Class A	922	27,522
Farmers & Merchants Bancorp, Inc.	728	20,712
Farmers National Banc Corp.	2,028	29,163
FB Financial Corp.	2,246	84,360

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
First Bancorp	2,132	$ 84,960
First BanCorp	10,029	134,890
First Bancshares, Inc.	1,569	48,090
First Busey Corp.	3,378	80,633
First Commonwealth Financial Corp.	4,054	59,634
First Community Bankshares, Inc.	873	28,381
First Financial Bancorp	4,301	108,944
First Financial Bankshares, Inc.	7,712	274,701
First Financial Corp.	651	29,243
First Foundation, Inc.	3,095	48,065
First Hawaiian, Inc.	7,711	211,590
First Interstate BancSystem, Inc., Class A	5,334	191,384
First Merchants Corp.	3,668	156,403
First Mid Bancshares, Inc.	1,213	38,974
First of Long Island Corp.	1,465	25,872
Flushing Financial Corp.	1,944	37,305
FNB Corp.	21,120	301,382
Fulton Financial Corp.	9,963	166,681
German American Bancorp, Inc.	1,837	70,761
Glacier Bancorp, Inc.	6,646	302,991
Great Southern Bancorp, Inc.	666	38,921
Hancock Whitney Corp.	5,227	269,086
Hanmi Financial Corp.	1,167	27,179
HarborOne Bancorp, Inc.	2,820	38,465
Heartland Financial U.S.A., Inc.	2,309	114,226
Heritage Commerce Corp.	4,006	48,553
Heritage Financial Corp.	1,430	40,798
Hilltop Holdings, Inc.	2,939	96,105
Home BancShares, Inc.	11,579	276,391
HomeStreet, Inc.	1,070	29,500
Hope Bancorp, Inc.	5,422	69,890
Horizon Bancorp, Inc.	2,400	37,536
Independent Bank Corp./MA	2,673	213,011
Independent Bank Corp./MI	1,516	33,610
Independent Bank Group, Inc.	2,184	133,879
International Bancshares Corp.	3,280	153,734
John Marshall Bancorp, Inc.	686	16,972
Lakeland Bancorp, Inc.	4,291	82,688
Lakeland Financial Corp.	1,569	110,944
Live Oak Bancshares, Inc.	2,023	69,247
Mercantile Bank Corp.	1,029	35,326
Metrocity Bankshares, Inc.	1,059	21,413
Metropolitan Bank Holding Corp.(a)	662	39,310
Midland States Bancorp, Inc.	1,479	37,685
MidWestOne Financial Group, Inc.	913	28,440
National Bank Holdings Corp., Class A	2,053	86,698
NBT Bancorp, Inc.	2,022	79,485
Nicolet Bankshares, Inc.(a)(b)	809	58,968
Northwest Bancshares, Inc.	6,509	92,037
OceanFirst Financial Corp.	3,869	92,546
OFG Bancorp	2,383	67,463
Old National Bancorp	17,545	307,037
Old Second Bancorp, Inc.	2,365	40,181
Origin Bancorp, Inc.	1,878	70,425
Pacific Premier Bancorp, Inc.	5,451	176,285
PacWest Bancorp(b)	7,227	199,899
Park National Corp.	862	107,965
Pathward Financial, Inc.	1,655	82,121
Peapack-Gladstone Financial Corp.	1,131	41,949
Peoples Bancorp, Inc.	1,840	54,593
Pinnacle Financial Partners, Inc.	4,604	362,473
Popular, Inc.	4,362	299,408
Security	Shares	Value
Banks (continued)
Premier Financial Corp.	2,258	$ 56,495
Prosperity Bancshares, Inc.	5,431	411,996
QCR Holdings, Inc.	1,096	57,606
RBB Bancorp	889	17,904
Republic Bancorp, Inc., Class A	588	26,448
S&T Bancorp, Inc.	2,069	75,270
Sandy Spring Bancorp, Inc.	2,753	93,051
Seacoast Banking Corp. of Florida	3,749	120,380
ServisFirst Bancshares, Inc.	2,928	199,631
Shore Bancshares, Inc.	1,022	17,865
Silvergate Capital Corp., Class A(a)(b)	1,807	25,732
Simmons First National Corp., Class A	6,638	148,094
SmartFinancial, Inc.	983	26,511
South Plains Financial, Inc.	827	23,239
Southside Bancshares, Inc.	1,959	74,207
SouthState Corp.	4,546	361,862
Stellar Bancorp, Inc.	2,751	77,331
Stock Yards Bancorp, Inc.	1,744	104,570
Synovus Financial Corp.	8,759	367,440
Texas Capital Bancshares, Inc.(a)	3,049	201,447
Tompkins Financial Corp.	816	61,469
Towne Bank	3,937	119,960
TriCo Bancshares	2,058	104,032
Triumph Financial, Inc.(a)	1,343	74,845
Trustmark Corp.	3,772	109,841
UMB Financial Corp.	2,647	238,733
Umpqua Holdings Corp.	13,348	242,934
United Bankshares, Inc.	8,027	322,685
United Community Banks, Inc.	6,324	205,783
Univest Financial Corp.	2,009	54,544
Valley National Bancorp	25,551	303,546
Veritex Holdings, Inc.	3,247	91,403
Washington Federal, Inc.	3,982	141,202
Washington Trust Bancorp, Inc.	1,168	49,955
WesBanco, Inc.	3,714	138,049
Westamerica BanCorp	1,491	82,840
Wintrust Financial Corp.	3,694	337,890
		15,872,479
Beverages — 0.4%
Boston Beer Co., Inc., Class A, NVS(a)	561	218,010
Celsius Holdings, Inc.(a)(b)	2,406	241,370
Coca-Cola Consolidated, Inc.	275	139,365
Duckhorn Portfolio, Inc.(a)	2,518	40,741
MGP Ingredients, Inc.(b)	916	89,347
National Beverage Corp.(a)	1,382	61,084
Vita Coco Co., Inc.(a)(b)	1,423	19,310
		809,227
Biotechnology — 5.5%
2seventy bio, Inc.(a)	2,252	30,627
ACADIA Pharmaceuticals, Inc.(a)	7,223	137,454
Adicet Bio, Inc.(a)(b)	1,844	16,873
ADMA Biologics, Inc.(a)	10,648	39,291
Agenus, Inc.(a)	16,382	42,757
Agios Pharmaceuticals, Inc.(a)	3,324	97,992
Akero Therapeutics, Inc.(a)	1,835	90,832
Albireo Pharma, Inc.(a)	1,075	48,009
Alector, Inc.(a)(b)	3,615	31,884
Alkermes PLC(a)	9,844	281,932
Allogene Therapeutics, Inc.(a)(b)	5,387	41,588
ALX Oncology Holdings, Inc.(a)(b)	1,300	12,090
Amicus Therapeutics, Inc.(a)	15,010	195,730
AnaptysBio, Inc.(a)	1,221	30,391

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Anavex Life Sciences Corp.(a)(b)	4,735	$ 51,469
Apellis Pharmaceuticals, Inc.(a)(b)	5,586	294,550
Arcellx, Inc.(a)	1,605	53,623
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,465	30,955
Arcus Biosciences, Inc.(a)	3,091	66,858
Arcutis Biotherapeutics, Inc.(a)(b)	2,368	39,238
Arrowhead Pharmaceuticals, Inc.(a)	6,292	220,157
Atara Biotherapeutics, Inc.(a)(b)	5,774	29,274
Aurinia Pharmaceuticals, Inc.(a)(b)	8,382	75,857
Avid Bioservices, Inc.(a)	3,674	58,159
Avidity Biosciences, Inc.(a)	3,945	93,496
Beam Therapeutics, Inc.(a)	3,514	152,683
Biohaven Ltd.(a)	3,780	72,160
Blueprint Medicines Corp.(a)	3,546	165,740
Bridgebio Pharma, Inc.(a)(b)	6,354	58,965
C4 Therapeutics, Inc.(a)	2,551	19,872
CareDx, Inc.(a)	3,187	47,614
Caribou Biosciences, Inc.(a)(b)	3,200	23,072
Catalyst Pharmaceuticals, Inc.(a)	5,737	88,866
Celldex Therapeutics, Inc.(a)	2,833	124,822
Century Therapeutics, Inc.(a)	1,204	5,502
Cerevel Therapeutics Holdings, Inc.(a)(b)	3,860	131,819
Chinook Therapeutics, Inc.(a)	2,711	68,507
Cogent Biosciences, Inc.(a)	3,892	58,614
Coherus Biosciences, Inc.(a)	3,948	33,479
Crinetics Pharmaceuticals, Inc.(a)(b)	2,622	51,417
CRISPR Therapeutics AG(a)(b)	4,665	238,008
CTI BioPharma Corp.(a)	6,329	34,999
Cullinan Oncology, Inc.(a)	1,739	20,242
Cytokinetics, Inc.(a)	5,638	239,502
Day One Biopharmaceuticals, Inc.(a)	1,615	35,159
Deciphera Pharmaceuticals, Inc.(a)	2,923	49,720
Denali Therapeutics, Inc.(a)	6,561	198,601
Design Therapeutics, Inc.(a)(b)	1,761	13,824
Dynavax Technologies Corp.(a)	7,166	81,549
Dyne Therapeutics, Inc.(a)	1,519	22,177
Eagle Pharmaceuticals, Inc.(a)	602	20,432
Editas Medicine, Inc.(a)	4,094	40,490
Emergent BioSolutions, Inc.(a)	2,641	34,835
Enanta Pharmaceuticals, Inc.(a)	1,160	61,921
EQRx, Inc.(a)	13,782	33,766
Erasca, Inc.(a)(b)	3,548	14,192
Exact Sciences Corp.(a)(b)	10,589	714,969
Exelixis, Inc.(a)	19,256	339,291
Fate Therapeutics, Inc.(a)	4,976	29,657
FibroGen, Inc.(a)(b)	5,197	122,649
Geron Corp.(a)	19,357	63,878
Gossamer Bio, Inc.(a)(b)	4,581	12,094
Halozyme Therapeutics, Inc.(a)(b)	8,053	416,904
Heron Therapeutics, Inc.(a)	6,041	16,371
HilleVax, Inc.(a)	777	13,287
Ideaya Biosciences, Inc.(a)	2,429	41,366
IGM Biosciences, Inc.(a)(b)	526	11,956
ImmunoGen, Inc.(a)	11,840	54,464
Immunovant, Inc.(a)	3,295	58,552
Inhibrx, Inc.(a)(b)	1,790	44,750
Inovio Pharmaceuticals, Inc.(a)(b)	14,813	24,590
Insmed, Inc.(a)(b)	8,118	174,781
Instil Bio, Inc.(a)	7,345	5,978
Intellia Therapeutics, Inc.(a)(b)	5,070	215,171
Intercept Pharmaceuticals, Inc.(a)	2,122	38,748
Ionis Pharmaceuticals, Inc.(a)(b)	8,477	337,978
Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(a)	8,174	$ 65,065
Ironwood Pharmaceuticals, Inc., Class A(a)	8,072	92,989
iTeos Therapeutics, Inc.(a)	1,458	30,472
IVERIC bio, Inc.(a)	7,590	175,329
Janux Therapeutics, Inc.(a)	1,017	22,588
Karyopharm Therapeutics, Inc.(a)	4,333	14,299
Keros Therapeutics, Inc.(a)	1,032	60,444
Kezar Life Sciences, Inc.(a)	3,089	22,148
Krystal Biotech, Inc.(a)	1,298	107,890
Kura Oncology, Inc.(a)(b)	3,668	50,692
Kymera Therapeutics, Inc.(a)(b)	2,313	86,460
Lyell Immunopharma, Inc.(a)	8,505	27,811
Madrigal Pharmaceuticals, Inc.(a)	736	212,152
MannKind Corp.(a)(b)	15,676	85,748
Mirati Therapeutics, Inc.(a)(b)	3,082	164,610
Mirum Pharmaceuticals, Inc.(a)	1,420	33,342
Monte Rosa Therapeutics, Inc.(a)	1,945	14,393
Morphic Holding, Inc.(a)(b)	1,764	57,736
Myovant Sciences Ltd.(a)	2,564	68,920
Myriad Genetics, Inc.(a)	4,821	95,070
Natera, Inc.(a)	6,511	279,517
Nkarta, Inc.(a)	1,932	10,298
Novavax, Inc.(a)	4,625	50,459
Nurix Therapeutics, Inc.(a)	2,600	31,954
Nuvalent, Inc., Class A(a)	1,524	46,101
Organogenesis Holdings, Inc., Class A(a)	4,584	11,735
PMV Pharmaceuticals, Inc.(a)(b)	1,931	15,834
Point Biopharma Global, Inc.(a)(b)	4,511	36,088
Prime Medicine, Inc.(a)(b)	568	9,985
Prometheus Biosciences, Inc.(a)	2,042	232,094
Protagonist Therapeutics, Inc.(a)	2,778	36,920
PTC Therapeutics, Inc.(a)	4,293	197,006
RAPT Therapeutics, Inc.(a)	1,288	37,416
Recursion Pharmaceuticals, Inc., Class A(a)(b)	7,776	64,774
REGENXBIO, Inc.(a)	2,242	52,037
Relay Therapeutics, Inc.(a)	5,369	115,219
Replimune Group, Inc.(a)(b)	1,903	52,999
REVOLUTION Medicines, Inc.(a)	4,538	121,346
Rocket Pharmaceuticals, Inc.(a)	3,461	75,208
Roivant Sciences Ltd.(a)(b)	6,541	54,290
Sage Therapeutics, Inc.(a)	3,073	136,257
Sana Biotechnology, Inc.(a)(b)	5,315	24,236
Sangamo Therapeutics, Inc.(a)	8,220	28,688
Seres Therapeutics, Inc.(a)	5,430	29,702
Sorrento Therapeutics, Inc.(a)(b)	27,969	26,808
SpringWorks Therapeutics, Inc.(a)(b)	2,631	82,613
Stoke Therapeutics, Inc.(a)	1,351	13,456
Syndax Pharmaceuticals, Inc.(a)	3,781	108,515
Tango Therapeutics, Inc.(a)	2,631	17,365
TG Therapeutics, Inc.(a)(b)	8,322	126,744
Travere Therapeutics, Inc.(a)(b)	3,280	73,472
Twist Bioscience Corp.(a)(b)	3,339	95,796
Ultragenyx Pharmaceutical, Inc.(a)	4,163	188,709
uniQure NV(a)	2,441	51,871
Vanda Pharmaceuticals, Inc.(a)	3,334	25,605
Vaxcyte, Inc.(a)	3,753	170,199
Vera Therapeutics, Inc., Class A(a)	793	6,725
Veracyte, Inc.(a)	4,268	107,255
Vericel Corp.(a)	2,820	77,465
Verve Therapeutics, Inc.(a)(b)	2,512	57,148
Vir Biotechnology, Inc.(a)	4,502	133,034
Viridian Therapeutics, Inc.(a)	2,356	86,041

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Xencor, Inc.(a)(b)	3,556	$ 117,064
Zentalis Pharmaceuticals, Inc.(a)(b)	2,616	61,738
Zymeworks, Inc.(a)(b)	3,198	30,221
		11,987,234
Building Products — 1.3%
AAON, Inc.	2,520	192,326
American Woodmark Corp.(a)	993	56,889
Apogee Enterprises, Inc.	1,351	63,281
Armstrong World Industries, Inc.(b)	2,735	211,716
AZEK Co., Inc., Class A(a)(b)	6,566	158,438
AZZ, Inc.	1,470	62,446
Gibraltar Industries, Inc.(a)	1,851	99,158
Griffon Corp.	2,827	115,568
Hayward Holdings, Inc.(a)(b)	5,985	80,738
Insteel Industries, Inc.	1,149	34,458
Janus International Group, Inc.(a)	4,814	52,954
JELD-WEN Holding, Inc.(a)	5,034	63,680
Masonite International Corp.(a)	1,331	121,414
PGT Innovations, Inc.(a)	3,568	77,426
Quanex Building Products Corp.	2,001	51,806
Resideo Technologies, Inc.(a)	8,751	168,282
Simpson Manufacturing Co., Inc.	2,537	271,738
Tecnoglass, Inc.	1,206	41,293
Trex Co., Inc.(a)	6,539	344,736
UFP Industries, Inc.	3,682	344,451
Zurn Elkay Water Solutions Corp.	8,719	190,597
		2,803,395
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	2,251	388,838
Artisan Partners Asset Management, Inc., Class A	4,237	156,006
AssetMark Financial Holdings, Inc.(a)	1,485	39,412
Avantax, Inc.(a)	3,059	89,139
B Riley Financial, Inc.	1,022	43,670
BGC Partners, Inc., Class A	20,052	87,226
Blue Owl Capital, Inc.	20,975	263,865
Bridge Investment Group Holdings, Inc., Class A	1,803	26,847
Brightsphere Investment Group, Inc.	2,288	53,654
CION Investment Corp.	3,369	35,947
Cohen & Steers, Inc.	1,558	114,466
Cowen, Inc., Class A(b)	1,650	64,152
Diamond Hill Investment Group, Inc., Class A	212	39,947
Donnelley Financial Solutions, Inc.(a)	1,477	67,366
Evercore, Inc., Class A	2,147	278,702
Federated Hermes, Inc., Class B	5,098	200,351
Focus Financial Partners, Inc., Class A(a)(b)	3,591	162,134
Freedom Holding Corp.(a)(b)	1,050	67,620
Hamilton Lane, Inc., Class A	2,178	169,579
Houlihan Lokey, Inc., Class A	3,025	299,687
Janus Henderson Group PLC	8,018	207,827
Moelis & Co., Class A	3,941	184,242
Open Lending Corp., Class A(a)	6,248	54,795
Oppenheimer Holdings, Inc., Class A, NVS	532	25,328
Piper Sandler Cos.	888	126,185
PJT Partners, Inc., Class A	1,519	121,566
StepStone Group, Inc., Class A	3,045	88,884
Stifel Financial Corp.	6,355	428,391
StoneX Group, Inc.(a)	1,052	92,450
TPG, Inc., Class A	3,163	101,880
Tradeweb Markets, Inc., Class A	6,660	496,436
Victory Capital Holdings, Inc., Class A	1,834	54,360
Virtu Financial, Inc., Class A	5,781	111,631
Security	Shares	Value
Capital Markets (continued)
Virtus Investment Partners, Inc.	432	$ 92,828
WisdomTree, Inc.	6,941	39,980
		4,875,391
Chemicals — 2.5%
AdvanSix, Inc.	1,688	72,989
American Vanguard Corp.	1,726	38,990
Amyris, Inc.(a)(b)	13,549	21,543
Ashland, Inc.	2,985	326,171
Aspen Aerogels, Inc.(a)(b)	3,305	34,703
Avient Corp.	5,103	206,774
Axalta Coating Systems Ltd.(a)(b)	13,152	395,875
Balchem Corp.	1,921	250,940
Cabot Corp.	3,365	253,485
Chase Corp.	455	42,943
Chemours Co.	8,977	326,673
Diversey Holdings Ltd.(a)	4,578	27,788
Ecovyst, Inc.(a)	4,135	43,376
Element Solutions, Inc.	13,437	275,190
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	52,785	102,931
Hawkins, Inc.	1,132	44,148
HB Fuller Co.	3,170	219,047
Huntsman Corp.	10,862	344,217
Ingevity Corp.(a)	2,085	171,887
Innospec, Inc.	1,481	167,383
Intrepid Potash, Inc.(a)	547	17,903
Koppers Holdings, Inc.	1,232	42,640
Kronos Worldwide, Inc.	1,376	16,030
Livent Corp.(a)(b)	10,709	277,577
LSB Industries, Inc.(a)	2,963	37,660
Mativ Holdings, Inc.	3,250	89,570
Minerals Technologies, Inc.	1,944	135,011
NewMarket Corp.	407	140,216
Origin Materials, Inc.(a)(b)	7,367	44,570
Perimeter Solutions SA(a)	8,805	81,886
PureCycle Technologies, Inc.(a)(b)	7,874	65,984
Quaker Chemical Corp.	814	160,252
Scotts Miracle-Gro Co., Class A	2,414	174,267
Sensient Technologies Corp.	2,510	189,982
Stepan Co.	1,259	138,289
Trinseo PLC	2,088	57,942
Tronox Holdings PLC, Class A	6,822	116,997
Valvoline, Inc.	10,577	387,753
		5,541,582
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	3,957	185,623
ACCO Brands Corp.	5,763	36,595
ACV Auctions, Inc., Class A(a)(b)	6,956	68,169
Aris Water Solutions, Inc., Class A	1,651	25,574
Aurora Innovation, Inc.(a)(b)	23,133	42,102
Brady Corp., Class A, NVS	2,777	148,486
BrightView Holdings, Inc.(a)	2,291	18,213
Brink’s Co.	2,777	182,171
Casella Waste Systems, Inc., Class A(a)	3,022	242,123
CECO Environmental Corp.(a)	1,807	26,003
Cimpress PLC(a)(b)	1,163	38,018
Clean Harbors, Inc.(a)	3,002	391,161
CoreCivic, Inc.(a)	6,832	72,693
Deluxe Corp.	2,578	51,534
Driven Brands Holdings, Inc.(a)(b)	3,290	96,035
Ennis, Inc.	1,555	33,028
GEO Group, Inc.(a)	6,579	75,659
Harsco Corp.(a)	4,732	37,572

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.	4,455	$ 60,009
Heritage-Crystal Clean, Inc.(a)	977	36,344
HNI Corp.	2,491	79,139
IAA, Inc.(a)	7,985	333,214
Interface, Inc., Class A	3,572	40,649
KAR Auction Services, Inc.(a)	6,533	95,121
Liquidity Services, Inc.(a)	1,655	24,808
Matthews International Corp., Class A	1,836	68,005
MillerKnoll, Inc.	4,510	107,699
Montrose Environmental Group, Inc.(a)(b)	1,647	89,202
MSA Safety, Inc.	2,202	300,331
SP Plus Corp.(a)(b)	1,200	45,252
Steelcase, Inc., Class A	5,623	43,859
Stericycle, Inc.(a)(b)	5,490	295,417
UniFirst Corp.	900	178,596
Viad Corp.(a)	1,245	36,790
VSE Corp.	627	34,422
		3,639,616
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	4,222	79,669
Calix, Inc.(a)	3,406	179,292
Cambium Networks Corp.(a)	696	14,915
Clearfield, Inc.(a)(b)	669	47,807
Digi International, Inc.(a)	2,105	71,549
DZS, Inc.(a)	961	12,205
Extreme Networks, Inc.(a)	7,830	141,175
Harmonic, Inc.(a)	6,259	82,431
Infinera Corp.(a)(b)	11,531	84,407
Lumentum Holdings, Inc.(a)(b)	4,065	244,632
NETGEAR, Inc.(a)	1,723	34,408
NetScout Systems, Inc.(a)	4,099	131,578
Ribbon Communications, Inc.(a)(b)	5,250	18,427
Viasat, Inc.(a)(b)	4,540	156,403
Viavi Solutions, Inc.(a)	13,502	152,572
		1,451,470
Construction & Engineering — 1.6%
Ameresco, Inc., Class A(a)(b)	2,042	131,648
API Group Corp.(a)	11,981	266,457
Arcosa, Inc.	2,876	170,461
Argan, Inc.	932	36,339
Comfort Systems U.S.A., Inc.	2,130	257,815
Construction Partners, Inc., Class A(a)(b)	2,456	69,480
Dycom Industries, Inc.(a)	1,774	169,186
EMCOR Group, Inc.	2,842	421,327
Fluor Corp.(a)	8,495	312,191
Granite Construction, Inc.	2,597	110,580
Great Lakes Dredge & Dock Corp.(a)	3,938	27,093
IES Holdings, Inc.(a)	500	19,905
MasTec, Inc.(a)	3,525	346,261
MDU Resources Group, Inc.	12,113	374,413
MYR Group, Inc.(a)	1,001	99,159
Primoris Services Corp.	3,191	84,881
Sterling Infrastructure, Inc.(a)	1,783	64,883
Tutor Perini Corp.(a)	2,519	23,099
Valmont Industries, Inc.	1,274	420,076
		3,405,254
Construction Materials — 0.3%
Eagle Materials, Inc.	2,192	320,207
Summit Materials, Inc., Class A(a)(b)	7,071	232,353
		552,560
Security	Shares	Value
Consumer Finance — 1.0%
Atlanticus Holdings Corp.(a)(b)	264	$ 8,580
Bread Financial Holdings, Inc.	2,962	121,531
Credit Acceptance Corp.(a)(b)	370	171,177
Encore Capital Group, Inc.(a)	1,468	81,797
Enova International, Inc.(a)	1,969	89,885
EZCORP, Inc., Class A, NVS(a)	3,362	30,628
FirstCash Holdings, Inc.	2,266	208,880
Green Dot Corp., Class A(a)	2,814	50,877
LendingClub Corp.(a)	6,487	62,859
Navient Corp.	6,518	123,646
Nelnet, Inc., Class A	1,135	108,381
NerdWallet, Inc., Class A(a)	1,896	22,164
OneMain Holdings, Inc.	7,462	321,911
PRA Group, Inc.(a)	2,556	102,853
PROG Holdings, Inc.(a)	2,995	66,759
SLM Corp.	15,357	269,823
SoFi Technologies, Inc.(a)(b)	48,495	336,070
Upstart Holdings, Inc.(a)(b)	4,243	79,259
World Acceptance Corp.(a)	219	20,963
		2,278,043
Containers & Packaging — 0.9%
Berry Global Group, Inc.	7,444	459,518
Graphic Packaging Holding Co.	18,281	440,389
Greif, Inc., Class A, NVS	1,631	116,502
Greif, Inc., Class B	328	27,027
Myers Industries, Inc.	2,194	52,832
O-I Glass, Inc.(a)	9,269	178,428
Pactiv Evergreen, Inc.	2,367	27,244
Silgan Holdings, Inc.	4,997	269,289
Sonoco Products Co.	5,809	354,988
TriMas Corp.	2,545	78,361
		2,004,578
Distributors — 0.0%
Funko, Inc., Class A(a)(b)	2,004	24,248
Diversified Consumer Services — 1.0%
2U, Inc.(a)	4,672	40,319
Adtalem Global Education, Inc.(a)	2,738	104,537
Bright Horizons Family Solutions, Inc.(a)	3,451	264,968
Chegg, Inc.(a)	7,518	156,074
Coursera, Inc.(a)	5,018	80,037
European Wax Center, Inc., Class A	1,684	31,727
Frontdoor, Inc.(a)	4,834	131,388
Graham Holdings Co., Class B	233	152,221
Grand Canyon Education, Inc.(a)	1,825	212,722
H&R Block, Inc.	9,281	361,773
Laureate Education, Inc., Class A	8,096	88,894
Mister Car Wash, Inc.(a)(b)	4,784	49,132
OneSpaWorld Holdings Ltd.(a)(b)	3,534	37,142
Perdoceo Education Corp.(a)	4,024	60,239
Rover Group, Inc.(a)	5,684	23,248
Strategic Education, Inc.	1,338	124,902
Stride, Inc.(a)	2,456	105,436
Udemy, Inc.(a)	3,842	48,179
Vivint Smart Home, Inc., Class A(a)(b)	2,624	31,436
		2,104,374
Diversified Financial Services — 0.4%
Alerus Financial Corp.	1,056	21,732
A-Mark Precious Metals, Inc.	1,128	43,428
Cannae Holdings, Inc.(a)	4,544	111,055
Compass Diversified Holdings	3,758	83,879

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Financial Services (continued)
Jackson Financial, Inc., Class A	3,594	$ 158,280
Voya Financial, Inc.	5,801	404,736
		823,110
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	1,154	41,625
ATN International, Inc.	641	31,332
Charge Enterprises, Inc.(a)	5,680	7,611
Cogent Communications Holdings, Inc.	2,545	174,511
Consolidated Communications Holdings, Inc.(a)	4,496	19,558
EchoStar Corp., Class A(a)(b)	2,284	42,734
Frontier Communications Parent, Inc.(a)	13,319	394,375
Globalstar, Inc.(a)	41,896	59,073
IDT Corp., Class B(a)	1,185	34,827
Iridium Communications, Inc.(a)	7,483	447,783
Liberty Latin America Ltd., Class A(a)	2,318	22,809
Liberty Latin America Ltd., Class C, NVS(a)	8,676	85,459
Radius Global Infrastructure, Inc., Class A(a)	4,522	60,911
		1,422,608
Electric Utilities — 0.8%
ALLETE, Inc.	3,423	211,747
Hawaiian Electric Industries, Inc.	6,568	277,629
IDACORP, Inc.	3,038	321,451
MGE Energy, Inc.	2,172	158,795
Otter Tail Corp.	2,490	159,733
PNM Resources, Inc.	5,112	252,942
Portland General Electric Co.	5,328	253,506
		1,635,803
Electrical Equipment — 1.7%
Acuity Brands, Inc.	1,919	361,770
Allied Motion Technologies, Inc.	822	33,406
Amprius Technologies, Inc.(a)(b)	742	4,823
Atkore, Inc.(a)	2,468	321,457
Babcock & Wilcox Enterprises, Inc.(a)(b)	4,315	28,652
Blink Charging Co.(a)(b)	2,423	32,977
Bloom Energy Corp., Class A(a)(b)	10,730	267,499
ChargePoint Holdings, Inc., Class A(a)(b)	15,572	189,044
Encore Wire Corp.	1,088	175,636
Energy Vault Holdings, Inc.(a)(b)	3,972	16,841
EnerSys	2,443	202,818
ESS Tech, Inc.(a)(b)	3,259	7,202
Fluence Energy, Inc., Class A(a)(b)	2,189	52,843
FREYR Battery SA(a)(b)	6,142	54,111
FuelCell Energy, Inc.(a)(b)	24,079	88,129
GrafTech International Ltd.	11,460	74,948
NuScale Power Corp., Class A(a)(b)	987	10,521
nVent Electric PLC	9,966	396,149
Preformed Line Products Co.	173	15,281
Sensata Technologies Holding PLC	9,113	463,396
SES AI Corp.(a)	8,470	27,951
SunPower Corp.(a)	5,142	89,625
Sunrun, Inc.(a)	12,705	333,887
Thermon Group Holdings, Inc.(a)	2,039	47,142
Vertiv Holdings Co.	18,048	256,643
Vicor Corp.(a)(b)	1,321	91,717
		3,644,468
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.(a)(b)	1,293	12,051
Advanced Energy Industries, Inc.	2,232	206,996
Aeva Technologies, Inc.(a)	6,471	10,936
Arlo Technologies, Inc.(a)	5,358	20,092
Avnet, Inc.	5,494	252,065
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	1,744	$ 202,130
Bel Fuse, Inc., Class B, NVS	610	24,058
Belden, Inc.	2,550	206,779
Benchmark Electronics, Inc.	2,138	59,843
Coherent Corp.(a)	8,264	358,658
CTS Corp.	1,876	83,501
ePlus, Inc.(a)	1,619	80,594
Fabrinet(a)	2,185	287,677
FARO Technologies, Inc.(a)	1,087	29,871
Focus Universal, Inc.(a)	1,086	6,299
Insight Enterprises, Inc.(a)(b)	1,868	210,561
IPG Photonics Corp.(a)	1,911	214,223
Itron, Inc.(a)	2,696	154,939
Kimball Electronics, Inc.(a)	1,493	38,101
Knowles Corp.(a)	5,467	105,130
Lightwave Logic, Inc.(a)(b)	6,681	42,023
Littelfuse, Inc.	1,479	379,644
Methode Electronics, Inc.	2,203	105,171
MicroVision, Inc.(a)(b)	10,239	25,700
Mirion Technologies, Inc., Class A(a)	7,204	57,272
Napco Security Technologies, Inc.(a)	1,725	49,973
National Instruments Corp.	7,797	421,038
nLight, Inc.(a)	2,704	33,530
Novanta, Inc.(a)	2,131	344,093
OSI Systems, Inc.(a)	948	89,785
PAR Technology Corp.(a)	1,625	55,234
PC Connection, Inc.	747	36,625
Plexus Corp.(a)	1,648	158,192
Sanmina Corp.(a)	3,436	209,355
ScanSource, Inc.(a)	1,541	50,745
SmartRent, Inc.(a)	7,342	21,439
TTM Technologies, Inc.(a)	6,203	97,511
Vishay Intertechnology, Inc.	7,856	179,824
Vishay Precision Group, Inc.(a)	754	32,558
Vontier Corp.	9,442	217,449
		5,171,665
Energy Equipment & Services — 1.5%
Archrock, Inc.	8,147	80,737
Bristow Group, Inc.(a)	1,389	42,420
Cactus, Inc., Class A	3,627	196,257
ChampionX Corp.	11,903	393,037
Core Laboratories NV	2,773	70,989
Diamond Offshore Drilling, Inc.(a)	6,057	69,413
DMC Global, Inc.(a)	1,102	25,059
Dril-Quip, Inc.(a)	2,072	63,631
Helix Energy Solutions Group, Inc.(a)	8,663	68,698
Helmerich & Payne, Inc.	6,271	303,767
Liberty Energy, Inc., Class A	9,325	147,615
Nabors Industries Ltd.(a)	530	94,096
NexTier Oilfield Solutions, Inc.(a)	9,603	90,460
Oceaneering International, Inc.(a)	6,040	128,954
Oil States International, Inc.(a)	3,724	31,877
Patterson-UTI Energy, Inc.	12,912	216,922
ProFrac Holding Corp., Class A(a)	1,594	35,865
ProPetro Holding Corp.(a)	5,729	57,003
RPC, Inc.	4,942	49,025
Select Energy Services, Inc., Class A	5,002	43,918
Solaris Oilfield Infrastructure, Inc., Class A	1,942	20,566
TETRA Technologies, Inc.(a)	6,819	27,003
Tidewater, Inc.(a)	3,012	130,721
Transocean Ltd.(a)(b)	39,445	265,859
U.S. Silica Holdings, Inc.(a)	4,458	54,566

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Valaris Ltd.(a)	3,613	$ 262,448
Weatherford International PLC(a)	3,828	217,737
		3,188,643
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	30,676	164,117
Cinemark Holdings, Inc.(a)	6,406	76,488
Endeavor Group Holdings, Inc., Class A(a)	10,354	232,240
IMAX Corp.(a)	2,794	47,498
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	691	24,275
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	2,205	76,469
Lions Gate Entertainment Corp., Class A(a)(b)	3,726	29,696
Lions Gate Entertainment Corp., Class B, NVS(a)	7,478	56,982
Madison Square Garden Entertainment Corp., Class A(a)(b)	1,548	80,945
Madison Square Garden Sports Corp., Class A	1,090	198,206
Playstudios, Inc., Class A(a)(b)	4,795	22,153
Playtika Holding Corp.(a)(b)	5,323	55,838
Vivid Seats, Inc., Class A(a)(b)	1,368	11,642
Warner Music Group Corp., Class A	6,972	254,129
World Wrestling Entertainment, Inc., Class A	2,587	218,912
		1,549,590
Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust	5,700	88,521
Agree Realty Corp.	5,275	393,673
Alexander & Baldwin, Inc.	4,339	86,867
Alexander’s, Inc.	127	30,135
American Assets Trust, Inc.	3,105	88,368
Apartment Income REIT Corp.	8,950	342,427
Apartment Investment and Management Co., Class A	9,087	68,243
Apple Hospitality REIT, Inc.	12,663	224,515
Armada Hoffler Properties, Inc.	4,033	51,138
Brandywine Realty Trust	10,122	66,400
Broadstone Net Lease, Inc.	10,309	186,696
BRT Apartments Corp.	646	13,534
CareTrust REIT, Inc.	5,797	120,114
CBL & Associates Properties, Inc.	1,463	38,989
Centerspace	923	62,413
Chatham Lodging Trust	2,951	41,934
City Office REIT, Inc.	2,409	23,705
Community Healthcare Trust, Inc.	1,406	60,289
Corporate Office Properties Trust	6,686	187,676
Cousins Properties, Inc.	9,090	249,248
DiamondRock Hospitality Co.	12,353	118,959
Douglas Emmett, Inc.	10,529	176,361
Easterly Government Properties, Inc.	5,478	88,963
Elme Communities	5,314	102,029
Empire State Realty Trust, Inc., Class A(b)	7,655	63,843
EPR Properties	4,486	190,565
Equity Commonwealth	6,660	169,963
Essential Properties Realty Trust, Inc.	8,479	216,045
Farmland Partners, Inc.	3,012	38,795
First Industrial Realty Trust, Inc.	7,903	421,625
Four Corners Property Trust, Inc.	4,996	143,685
Getty Realty Corp.	2,462	89,691
Gladstone Commercial Corp.	2,359	40,079
Gladstone Land Corp.	1,863	36,403
Global Medical REIT, Inc.	3,741	42,011
Global Net Lease, Inc.	6,226	93,079
Highwoods Properties, Inc.	6,307	191,544
Hudson Pacific Properties, Inc.	7,660	87,247
Independence Realty Trust, Inc.	13,332	251,042
Indus Realty Trust, Inc.	312	19,999
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Innovative Industrial Properties, Inc.	1,669	$ 149,843
InvenTrust Properties Corp.	4,010	99,729
iStar, Inc.	5,382	49,945
JBG SMITH Properties	5,989	120,618
Kilroy Realty Corp.	6,267	257,198
Kite Realty Group Trust	13,049	283,163
LTC Properties, Inc.	2,417	92,209
LXP Industrial Trust	16,449	189,986
Macerich Co.(b)	12,810	176,009
National Health Investors, Inc.	2,602	153,076
National Storage Affiliates Trust	5,033	205,346
Necessity Retail REIT, Inc., Class A	7,994	54,599
NETSTREIT Corp.	3,268	65,785
NexPoint Residential Trust, Inc.	1,356	68,478
Office Properties Income Trust	2,948	50,588
One Liberty Properties, Inc.	948	22,856
Orion Office REIT, Inc.	3,389	32,704
Outfront Media, Inc.	8,609	171,319
Paramount Group, Inc.	9,841	63,474
Park Hotels & Resorts, Inc.	13,367	196,629
Pebblebrook Hotel Trust	7,778	127,559
Phillips Edison & Co., Inc.(b)	6,960	233,299
Physicians Realty Trust	13,595	215,617
Piedmont Office Realty Trust, Inc., Class A	7,472	79,203
Plymouth Industrial REIT, Inc.	2,322	51,966
PotlatchDeltic Corp.	4,837	236,771
Rayonier, Inc.	8,722	317,394
Retail Opportunity Investments Corp.	7,510	118,883
RLJ Lodging Trust	9,619	120,911
RPT Realty	5,115	53,605
Ryman Hospitality Properties, Inc.	3,293	305,887
Sabra Health Care REIT, Inc.	13,731	185,368
Safehold, Inc.	1,455	50,867
Saul Centers, Inc.	743	31,808
Service Properties Trust	9,718	86,587
SITE Centers Corp.	10,983	149,918
SL Green Realty Corp.	3,878	159,580
Spirit Realty Capital, Inc.	8,318	364,994
STAG Industrial, Inc.	10,674	379,994
Summit Hotel Properties, Inc.	6,367	54,247
Sunstone Hotel Investors, Inc.	12,616	138,650
Tanger Factory Outlet Centers, Inc.	6,271	119,839
Terreno Realty Corp.	3,987	256,882
UMH Properties, Inc.	3,047	54,602
Uniti Group, Inc.	14,064	92,682
Universal Health Realty Income Trust	769	42,149
Urban Edge Properties	7,141	112,471
Urstadt Biddle Properties, Inc., Class A	1,853	34,799
Veris Residential, Inc.(a)	4,715	81,569
Vornado Realty Trust	9,671	235,876
Whitestone REIT	2,794	29,086
Xenia Hotels & Resorts, Inc.	6,759	100,709
		12,134,139
Food & Staples Retailing — 0.5%
Andersons, Inc.	1,837	67,565
Chefs’ Warehouse, Inc.(a)	1,999	76,422
Fresh Market, Inc. Escrow(a)(c)	16,033	—
Grocery Outlet Holding Corp.(a)	5,245	159,396
Ingles Markets, Inc., Class A	897	85,215
PriceSmart, Inc.	1,491	110,796
SpartanNash Co.	2,163	68,524
Sprouts Farmers Market, Inc.(a)	6,302	201,349

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food & Staples Retailing (continued)
United Natural Foods, Inc.(a)	3,473	$ 144,546
Weis Markets, Inc.	992	85,649
		999,462
Food Products — 1.4%
B&G Foods, Inc.	4,292	60,174
Benson Hill, Inc.(a)	7,567	20,280
Beyond Meat, Inc.(a)(b)	3,557	58,441
BRC, Inc., Class A(a)	2,127	14,038
Calavo Growers, Inc.	1,066	34,165
Cal-Maine Foods, Inc.	2,276	130,233
Flowers Foods, Inc.	11,422	316,275
Fresh Del Monte Produce, Inc.	1,835	52,481
Freshpet, Inc.(a)(b)	2,871	181,820
Hain Celestial Group, Inc.(a)(b)	5,328	109,330
Hostess Brands, Inc., Class A(a)	7,953	183,953
Ingredion, Inc.	3,911	402,051
J&J Snack Foods Corp.	893	127,967
John B. Sanfilippo & Son, Inc.	537	45,382
Lancaster Colony Corp.	1,178	226,070
Mission Produce, Inc.(a)	2,367	29,493
Pilgrim’s Pride Corp.(a)	2,702	65,605
Post Holdings, Inc.(a)	3,258	309,347
Seaboard Corp.	16	62,728
Seneca Foods Corp., Class A(a)	350	21,875
Simply Good Foods Co.(a)	5,032	182,662
Sovos Brands, Inc.(a)(b)	2,260	30,646
Tattooed Chef, Inc., Class A(a)(b)	2,814	4,277
Tootsie Roll Industries, Inc.	1,059	47,369
TreeHouse Foods, Inc.(a)	3,001	145,338
Utz Brands, Inc.	3,993	66,523
Vital Farms, Inc.(a)	1,546	27,179
Westrock Coffee Co.(a)(b)	664	8,692
		2,964,394
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	1,060	133,645
National Fuel Gas Co.	5,462	317,124
New Jersey Resources Corp.	5,752	287,140
Northwest Natural Holding Co.	2,106	105,595
ONE Gas, Inc.	3,229	265,940
South Jersey Industries, Inc.	7,341	264,937
Southwest Gas Holdings, Inc.	3,679	246,235
Spire, Inc.	3,148	227,348
		1,847,964
Health Care Equipment & Supplies — 3.6%
Alphatec Holdings, Inc.(a)(b)	4,263	55,504
AngioDynamics, Inc.(a)	2,334	30,389
Artivion, Inc.(a)	2,360	30,774
AtriCure, Inc.(a)	2,767	119,756
Atrion Corp.	81	55,671
Avanos Medical, Inc.(a)	2,761	84,597
Axonics, Inc.(a)	2,952	181,253
Bioventus, Inc., Class A(a)	1,826	3,579
Butterfly Network, Inc.(a)(b)	8,564	23,551
Cardiovascular Systems, Inc.(a)	2,512	35,017
Cerus Corp.(a)	10,317	32,395
CONMED Corp.	1,826	174,858
Cue Health, Inc.(a)	5,548	14,536
Cutera, Inc.(a)	1,068	37,198
Embecta Corp.	3,438	90,729
Enovis Corp.(a)	2,885	181,611
Envista Holdings Corp.(a)	9,758	380,464
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Establishment Labs Holdings, Inc.(a)(b)	1,317	$ 89,609
Figs, Inc., Class A(a)(b)	7,543	67,510
Glaukos Corp.(a)	2,861	140,332
Globus Medical, Inc., Class A(a)	4,608	347,904
Haemonetics Corp.(a)	3,028	256,169
Heska Corp.(a)	605	54,111
ICU Medical, Inc.(a)	1,203	232,456
Inari Medical, Inc.(a)	2,889	164,817
Inogen, Inc.(a)	1,358	31,682
Inspire Medical Systems, Inc.(a)	1,721	435,516
Integer Holdings Corp.(a)	1,978	130,172
Integra LifeSciences Holdings Corp.(a)(b)	4,336	248,453
iRhythm Technologies, Inc.(a)	1,803	177,235
Lantheus Holdings, Inc.(a)	4,117	236,727
LeMaitre Vascular, Inc.	1,153	54,399
LivaNova PLC(a)	3,190	179,278
Masimo Corp.(a)	2,882	490,171
Meridian Bioscience, Inc.(a)	2,610	88,662
Merit Medical Systems, Inc.(a)	3,392	242,019
Mesa Laboratories, Inc.	300	58,362
Neogen Corp.(a)	12,899	276,168
Nevro Corp.(a)	2,104	77,259
NuVasive, Inc.(a)	3,139	143,138
Omnicell, Inc.(a)(b)	2,659	147,495
OrthoPediatrics Corp.(a)	938	44,208
Outset Medical, Inc.(a)(b)	2,858	80,367
Paragon 28, Inc.(a)	1,502	25,309
Penumbra, Inc.(a)	2,267	567,679
PROCEPT BioRobotics Corp.(a)	1,931	75,097
Pulmonx Corp.(a)(b)	2,276	20,234
QuidelOrtho Corp.(a)	3,200	273,952
Senseonics Holdings, Inc.(a)(b)	27,672	31,269
SI-BONE, Inc.(a)	1,809	30,807
Silk Road Medical, Inc.(a)	2,261	122,908
STAAR Surgical Co.(a)(b)	2,889	203,819
Surmodics, Inc.(a)	832	23,388
Tandem Diabetes Care, Inc.(a)	3,860	157,256
TransMedics Group, Inc.(a)	1,909	120,305
Treace Medical Concepts, Inc.(a)	1,866	43,086
UFP Technologies, Inc.(a)	406	46,174
Varex Imaging Corp.(a)	2,370	50,931
Vicarious Surgical, Inc.(a)(b)	2,182	5,913
ViewRay, Inc.(a)	8,659	39,745
		7,863,973
Health Care Providers & Services — 2.3%
23andMe Holding Co., Class A(a)	16,969	42,422
Accolade, Inc.(a)(b)	3,759	43,868
Addus HomeCare Corp.(a)	967	103,972
Agiliti, Inc.(a)(b)	1,963	36,217
Amedisys, Inc.(a)(b)	1,927	186,264
AMN Healthcare Services, Inc.(a)	2,589	248,130
Apollo Medical Holdings, Inc.(a)	2,363	84,217
Brookdale Senior Living, Inc.(a)(b)	11,118	32,020
Cano Health, Inc.(a)	11,976	16,527
CareMax, Inc.(a)	4,008	18,798
Castle Biosciences, Inc.(a)	1,465	39,672
Clover Health Investments Corp.(a)	19,446	25,863
Community Health Systems, Inc.(a)	7,587	39,604
CorVel Corp.(a)	548	97,632
Cross Country Healthcare, Inc.(a)	2,100	58,275
DocGo, Inc.(a)(b)	4,805	48,050
Encompass Health Corp.	5,960	372,202

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Enhabit, Inc.(a)	2,922	$ 44,882
Ensign Group, Inc.	3,305	308,191
Fulgent Genetics, Inc.(a)	1,164	39,320
GeneDx Holdings Corp.(a)(b)	15,504	6,586
Guardant Health, Inc.(a)	6,135	192,823
HealthEquity, Inc.(a)	5,052	307,414
Hims & Hers Health, Inc., Class A(a)	7,259	60,104
Innovage Holding Corp.(a)	1,198	8,973
Invitae Corp.(a)(b)	13,374	31,563
LifeStance Health Group, Inc.(a)(b)	5,556	29,336
ModivCare, Inc.(a)	767	82,268
National HealthCare Corp.	815	48,525
National Research Corp., Class A	849	39,411
NeoGenomics, Inc.(a)	7,609	90,395
Oak Street Health, Inc.(a)(b)	6,984	202,955
OPKO Health, Inc.(a)(b)	24,510	31,618
Option Care Health, Inc.(a)	9,216	266,066
Owens & Minor, Inc.(a)	4,600	90,804
Patterson Cos., Inc.	5,176	156,263
Pediatrix Medical Group, Inc.(a)	4,895	75,138
Premier, Inc., Class A	7,073	235,955
Privia Health Group, Inc.(a)(b)	3,042	82,256
Progyny, Inc.(a)	4,481	154,102
RadNet, Inc.(a)	2,882	60,666
Select Medical Holdings Corp.	6,202	180,292
Signify Health, Inc., Class A(a)(b)	4,158	118,337
Surgery Partners, Inc.(a)(b)	3,745	124,334
Tenet Healthcare Corp.(a)	6,467	354,715
U.S. Physical Therapy, Inc.	781	77,436
		4,994,461
Health Care Technology — 0.7%
American Well Corp., Class A(a)(b)	14,295	56,751
Certara, Inc.(a)	6,298	122,181
Computer Programs and Systems, Inc.(a)	869	25,531
Definitive Healthcare Corp.(a)(b)	2,313	28,635
Doximity, Inc., Class A(a)(b)	6,784	239,272
Evolent Health, Inc., Class A(a)	5,525	178,016
GoodRx Holdings, Inc., Class A(a)(b)	4,548	25,423
Health Catalyst, Inc.(a)	3,292	45,759
HealthStream, Inc.(a)	1,483	35,859
Multiplan Corp., Class A(a)(b)	13,230	17,464
NextGen Healthcare, Inc.(a)	3,316	63,070
Pear Therapeutics, Inc.(a)	3,052	3,327
Phreesia, Inc.(a)	3,127	117,231
Schrodinger, Inc.(a)(b)	3,179	76,868
Sharecare, Inc., Class A(a)	18,808	47,772
Simulations Plus, Inc.	946	38,919
Teladoc Health, Inc.(a)(b)	9,686	284,768
Veradigm, Inc.(a)	6,542	117,167
		1,524,013
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc.(a)	3,266	30,113
Bally’s Corp.(a)	1,635	32,487
BJ’s Restaurants, Inc.(a)	1,395	44,040
Bloomin’ Brands, Inc.	5,305	128,646
Bowlero Corp.(a)	2,041	28,064
Boyd Gaming Corp.	4,747	295,786
Brinker International, Inc.(a)	2,638	104,095
Cheesecake Factory, Inc.	2,857	112,137
Chuy’s Holdings, Inc.(a)	1,075	36,797
Cracker Barrel Old Country Store, Inc.	1,326	147,955
Dave & Buster’s Entertainment, Inc.(a)	2,526	109,502
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Denny’s Corp.(a)	3,427	$ 41,193
Dine Brands Global, Inc.	939	72,594
DraftKings, Inc., Class A(a)(b)	26,794	401,642
Dutch Bros, Inc., Class A(a)(b)	1,753	66,807
Everi Holdings, Inc.(a)	5,355	93,016
First Watch Restaurant Group, Inc.(a)	667	10,805
Golden Entertainment, Inc.(a)	1,314	51,903
Hilton Grand Vacations, Inc.(a)	4,729	223,965
Hyatt Hotels Corp., Class A(a)(b)	2,870	313,174
Jack in the Box, Inc.	1,246	94,671
Krispy Kreme, Inc.(b)	3,961	48,324
Kura Sushi U.S.A., Inc., Class A(a)	222	13,795
Life Time Group Holdings, Inc.(a)	3,325	62,477
Light & Wonder, Inc., Class A(a)	5,582	364,226
Lindblad Expeditions Holdings, Inc.(a)(b)	1,946	23,157
Marriott Vacations Worldwide Corp.	2,287	366,012
Monarch Casino & Resort, Inc.(a)	792	60,683
Papa John’s International, Inc.	1,917	171,936
Penn Entertainment, Inc.(a)(b)	9,229	327,168
Planet Fitness, Inc., Class A(a)	4,968	420,541
Portillo’s, Inc., Class A(a)	2,083	46,992
RCI Hospitality Holdings, Inc.(b)	506	45,940
Red Rock Resorts, Inc., Class A	2,914	131,159
Ruth’s Hospitality Group, Inc.	1,765	30,552
SeaWorld Entertainment, Inc.(a)	2,377	148,301
Shake Shack, Inc., Class A(a)(b)	2,221	126,331
Six Flags Entertainment Corp.(a)	4,401	118,167
Sonder Holdings, Inc.(a)	8,332	11,165
Sweetgreen, Inc., Class A(a)(b)	4,556	47,246
Target Hospitality Corp.(a)	1,405	21,574
Texas Roadhouse, Inc.	3,987	400,414
Travel + Leisure Co.	4,838	204,986
Vacasa, Inc., Class A(a)	4,909	8,591
Wendy’s Co.	10,187	227,170
Wingstop, Inc.	1,784	282,711
Xponential Fitness, Inc., Class A(a)(b)	1,074	29,514
		6,178,524
Household Durables — 2.1%
Cavco Industries, Inc.(a)	495	131,719
Century Communities, Inc.	1,673	102,388
Cricut, Inc., Class A(b)	2,415	23,643
Ethan Allen Interiors, Inc.	1,387	39,862
GoPro, Inc., Class A(a)	7,829	48,148
Green Brick Partners, Inc.(a)	1,635	51,012
Helen of Troy Ltd.(a)	1,442	163,105
Installed Building Products, Inc.	1,404	154,566
iRobot Corp.(a)	1,614	72,630
KB Home	4,944	190,097
La-Z-Boy, Inc.	2,588	73,577
Legacy Housing Corp.(a)	469	9,389
Leggett & Platt, Inc.	7,887	288,349
LGI Homes, Inc.(a)(b)	1,221	139,011
M/I Homes, Inc.(a)	1,664	99,507
MDC Holdings, Inc.	3,460	130,650
Meritage Homes Corp.(a)	2,178	234,549
Mohawk Industries, Inc.(a)	3,142	377,228
Newell Brands, Inc.	22,468	358,589
Skyline Champion Corp.(a)	3,153	185,869
Snap One Holdings Corp.(a)(b)	1,012	9,705
Sonos, Inc.(a)	7,588	139,923
Taylor Morrison Home Corp., Class A(a)	6,463	231,375
Tempur Sealy International, Inc.	10,184	414,998

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Toll Brothers, Inc.	6,300	$ 374,787
TopBuild Corp.(a)	1,909	381,915
Traeger, Inc.(a)(b)	3,314	12,030
Tri Pointe Homes, Inc.(a)	6,066	133,998
Vizio Holding Corp., Class A(a)	3,322	29,101
		4,601,720
Household Products — 0.3%
Central Garden & Pet Co.(a)	598	25,080
Central Garden & Pet Co., Class A, NVS(a)	2,567	101,730
Energizer Holdings, Inc.	3,947	146,434
Reynolds Consumer Products, Inc.	3,285	97,794
Spectrum Brands Holdings, Inc.	2,437	165,424
WD-40 Co.(b)	812	141,726
		678,188
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc.(a)(b)	2,103	16,866
Clearway Energy, Inc., Class A	2,067	66,247
Clearway Energy, Inc., Class C	4,915	166,078
Montauk Renewables, Inc.(a)	3,722	41,352
Ormat Technologies, Inc.(b)	2,902	268,580
Sunnova Energy International, Inc.(a)(b)	5,846	113,880
		673,003
Insurance — 2.5%
American Equity Investment Life Holding Co.	4,183	199,320
AMERISAFE, Inc.	1,233	67,914
Argo Group International Holdings Ltd.	2,118	58,796
Assured Guaranty Ltd.	3,633	227,426
Axis Capital Holdings Ltd.	4,666	291,952
Bright Health Group, Inc.(a)	14,673	13,011
Brighthouse Financial, Inc.(a)	4,151	233,577
BRP Group, Inc., Class A(a)(b)	3,687	105,632
CNO Financial Group, Inc.	7,032	181,144
Donegal Group, Inc., Class A	1,210	18,368
Employers Holdings, Inc.	1,020	44,747
Enstar Group Ltd.(a)	836	202,563
First American Financial Corp.	6,233	385,636
Goosehead Insurance, Inc., Class A(a)	1,269	49,554
Hagerty, Inc., Class A(a)	1,899	18,249
Hanover Insurance Group, Inc.	2,172	292,308
Hippo Holdings, Inc.(a)	900	15,102
Horace Mann Educators Corp.	1,984	70,650
James River Group Holdings Ltd.	2,320	52,571
Kemper Corp.	3,853	226,287
Lemonade, Inc.(a)(b)	2,706	44,054
MBIA, Inc.(a)	2,866	37,287
Mercury General Corp.	1,609	57,490
National Western Life Group, Inc., Class A	150	41,520
Oscar Health, Inc., Class A(a)	6,531	25,079
Palomar Holdings, Inc.(a)	1,493	76,307
Primerica, Inc.	2,222	359,408
ProAssurance Corp.	2,298	44,558
RenaissanceRe Holdings Ltd.	2,608	510,359
RLI Corp.	2,409	319,072
Ryan Specialty Holdings, Inc., Class A(a)(b)	4,976	212,077
Safety Insurance Group, Inc.	676	57,048
Selective Insurance Group, Inc.	3,635	345,325
SiriusPoint Ltd.(a)	5,077	38,534
Stewart Information Services Corp.	1,375	65,684
Tiptree, Inc.	1,235	18,537
Trupanion, Inc.(a)(b)	2,095	123,647
Security	Shares	Value
Insurance (continued)
United Fire Group, Inc.	1,321	$ 41,598
White Mountains Insurance Group Ltd.(b)	153	233,778
		5,406,169
Interactive Media & Services — 0.7%
Bumble, Inc., Class A(a)	4,697	120,948
Cargurus, Inc.(a)	5,546	97,887
Cars.com, Inc.(a)	3,679	62,911
Eventbrite, Inc., Class A(a)	4,931	43,837
fuboTV, Inc.(a)(b)	11,920	30,634
IAC, Inc.(a)	4,647	262,555
MediaAlpha, Inc., Class A(a)	1,337	18,651
Nextdoor Holdings, Inc.(a)(b)	7,668	18,863
QuinStreet, Inc.(a)	3,158	48,412
Rumble, Inc., Class A(a)(b)	4,774	47,979
Shutterstock, Inc.	1,417	106,658
System1, Inc., Class A(a)	1,231	5,835
TripAdvisor, Inc.(a)	6,278	146,277
Vimeo, Inc.(a)	9,300	42,222
Yelp, Inc.(a)	4,150	130,767
Ziff Davis, Inc.(a)	2,815	251,886
ZipRecruiter, Inc., Class A(a)	3,052	59,941
		1,496,263
Internet & Direct Marketing Retail — 0.4%
Chewy, Inc., Class A(a)(b)	5,505	248,055
ContextLogic, Inc., Class A(a)(b)	33,742	23,211
Overstock.com, Inc.(a)(b)	2,720	65,851
PetMed Express, Inc.	1,240	26,635
Qurate Retail, Inc., Series A(a)	20,439	52,733
Revolve Group, Inc.(a)(b)	2,439	69,609
Wayfair, Inc., Class A(a)(b)	4,605	278,603
		764,697
IT Services — 1.8%
Affirm Holdings, Inc., Class A(a)(b)	12,564	203,411
AvidXchange Holdings, Inc.(a)	7,885	87,681
BigCommerce Holdings, Inc., Series 1(a)	3,623	44,418
Cass Information Systems, Inc.	737	35,789
Cerberus Cyber Sentinel Corp.(a)	2,791	3,991
Conduent, Inc.(a)	10,097	48,163
CSG Systems International, Inc.	1,841	109,852
Cyxtera Technologies, Inc.(a)	3,297	10,616
DigitalOcean Holdings, Inc.(a)(b)	3,594	105,484
Edgio, Inc.(a)	7,732	12,139
Euronet Worldwide, Inc.(a)	2,829	318,772
EVERTEC, Inc.	3,919	144,768
Evo Payments, Inc., Class A(a)	2,902	98,291
ExlService Holdings, Inc.(a)	1,977	337,276
Fastly, Inc., Class A(a)(b)	6,736	69,718
Flywire Corp.(a)	3,733	100,679
Grid Dynamics Holdings, Inc.(a)	3,065	38,374
Hackett Group, Inc.	1,369	30,255
I3 Verticals, Inc., Class A(a)	1,328	38,406
International Money Express, Inc.(a)	1,945	44,268
Kyndryl Holdings, Inc.(a)	12,147	162,648
Marqeta, Inc., Class A(a)	26,200	173,706
Maximus, Inc.	3,624	271,256
MoneyGram International, Inc.(a)	5,897	63,511
Paya Holdings, Inc.(a)	5,098	49,553
Perficient, Inc.(a)	2,064	153,025
Rackspace Technology, Inc.(a)	3,374	10,122
Remitly Global, Inc.(a)(b)	5,753	69,381
Repay Holdings Corp.(a)	4,454	43,382

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Sabre Corp.(a)(b)	19,604	$ 133,503
Shift4 Payments, Inc., Class A(a)(b)	3,165	202,687
Squarespace, Inc., Class A(a)	2,482	58,873
TaskUS, Inc., Class A(a)(b)	1,570	29,281
Thoughtworks Holding, Inc.(a)(b)	3,826	41,321
TTEC Holdings, Inc.	1,118	56,839
Tucows, Inc., Class A(a)(b)	596	19,769
Unisys Corp.(a)	4,048	21,900
Verra Mobility Corp., Class A(a)	8,382	129,334
Western Union Co.	23,090	327,185
		3,899,627
Leisure Products — 0.9%
Acushnet Holdings Corp.	1,942	91,177
Brunswick Corp.	4,337	365,739
Clarus Corp.	1,669	16,774
Johnson Outdoors, Inc., Class A	345	23,619
Latham Group, Inc.(a)(b)	2,511	11,048
Malibu Boats, Inc., Class A(a)(b)	1,219	73,859
MasterCraft Boat Holdings, Inc.(a)	1,060	30,486
Peloton Interactive, Inc., Class A(a)	18,766	242,644
Polaris, Inc.	3,240	372,082
Smith & Wesson Brands, Inc.	2,926	32,420
Sturm Ruger & Co., Inc.	1,051	59,802
Topgolf Callaway Brands Corp.(a)(b)	8,257	202,214
Vista Outdoor, Inc.(a)	3,406	99,966
YETI Holdings, Inc.(a)	5,144	230,245
		1,852,075
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)(b)	5,694	266,650
AbCellera Biologics, Inc.(a)(b)	12,556	132,215
Adaptive Biotechnologies Corp.(a)(b)	6,587	61,061
Azenta, Inc.(a)	4,481	250,488
BioLife Solutions, Inc.(a)	2,024	47,443
Bionano Genomics, Inc.(a)(b)	17,368	31,436
CryoPort, Inc.(a)(b)	2,894	66,070
Maravai LifeSciences Holdings, Inc., Class A(a)	6,457	94,660
Medpace Holdings, Inc.(a)	1,507	333,152
NanoString Technologies, Inc.(a)	2,549	26,968
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Pacific Biosciences of California, Inc.(a)(b)	13,496	149,671
Quanterix Corp.(a)	1,996	28,203
Seer, Inc., Class A(a)	2,197	9,996
SomaLogic, Inc., Class A(a)	8,997	31,310
Sotera Health Co.(a)	5,857	100,975
Syneos Health, Inc.(a)	6,132	220,261
		1,850,559
Machinery — 3.5%
3D Systems Corp.(a)	7,747	84,132
Alamo Group, Inc.	611	95,603
Albany International Corp., Class A	1,854	207,926
Allison Transmission Holdings, Inc.	5,534	249,473
Altra Industrial Motion Corp.	3,887	237,379
Astec Industries, Inc.	1,366	60,295
Barnes Group, Inc.	3,062	135,524
CIRCOR International, Inc.(a)	1,252	34,618
Columbus McKinnon Corp.	1,712	61,546
Crane Holdings Co.	2,857	331,155
Desktop Metal, Inc., Class A(a)(b)	13,832	23,238
Donaldson Co., Inc.	7,294	454,781
Douglas Dynamics, Inc.	1,382	55,847
Security	Shares	Value
Machinery (continued)
Energy Recovery, Inc.(a)(b)	3,316	$ 73,383
Enerpac Tool Group Corp.	3,388	89,917
EnPro Industries, Inc.	1,242	150,369
Esab Corp.	3,101	179,269
Evoqua Water Technologies Corp.(a)	7,239	351,164
Federal Signal Corp.	3,600	191,700
Flowserve Corp.	7,781	267,822
Franklin Electric Co., Inc.	2,311	208,683
Gates Industrial Corp. PLC(a)(b)	6,126	80,924
Gorman-Rupp Co.	1,352	38,843
Greenbrier Cos., Inc.	1,953	60,387
Helios Technologies, Inc.(b)	1,948	128,568
Hillenbrand, Inc.	4,142	194,094
Hillman Solutions Corp.(a)(b)	7,136	68,506
Hyliion Holdings Corp.(a)(b)	7,956	28,482
Hyster-Yale Materials Handling, Inc., Class A	599	19,426
Hyzon Motors, Inc.(a)(b)	5,417	11,538
ITT, Inc.	4,937	452,180
John Bean Technologies Corp.	1,894	211,617
Kadant, Inc.	701	142,843
Kennametal, Inc.	4,874	138,909
Lindsay Corp.	661	103,526
Luxfer Holdings PLC	1,605	26,563
Markforged Holding Corp.(a)	5,169	6,926
Microvast Holdings, Inc.(a)	11,221	18,290
Mueller Industries, Inc.	3,376	221,297
Mueller Water Products, Inc., Class A	9,275	117,329
Nikola Corp.(a)(b)	20,298	55,008
Omega Flex, Inc.	178	18,921
Oshkosh Corp.	3,912	394,251
Proterra, Inc.(a)(b)	11,548	58,895
Proto Labs, Inc.(a)	1,600	48,960
REV Group, Inc.	1,911	24,480
Shyft Group, Inc.	1,901	63,284
SPX Technologies, Inc.(a)	2,689	201,702
Standex International Corp.	725	83,788
Symbotic, Inc.(a)	538	8,420
Tennant Co.	1,145	80,299
Terex Corp.	4,047	206,276
Timken Co.	3,958	325,941
Titan International, Inc.(a)	3,063	51,121
Trinity Industries, Inc.	4,874	140,225
Velo3D, Inc.(a)(b)	3,714	8,914
Wabash National Corp.	2,850	73,416
Watts Water Technologies, Inc., Class A	1,627	266,047
		7,724,020
Marine — 0.2%
Eagle Bulk Shipping, Inc.	574	32,879
Genco Shipping & Trading Ltd.	2,284	41,432
Kirby Corp.(a)	3,587	253,888
Matson, Inc.	2,244	148,373
		476,572
Media — 1.1%
Advantage Solutions, Inc., Class A(a)	5,629	14,579
Altice U.S.A., Inc., Class A(a)	12,880	63,112
AMC Networks, Inc., Class A(a)	1,782	32,985
Boston Omaha Corp., Class A(a)	1,146	30,312
Cable One, Inc.	288	227,485
Clear Channel Outdoor Holdings, Inc.(a)(b)	28,122	53,713
DISH Network Corp., Class A(a)(b)	14,975	215,490
EW Scripps Co., Class A, NVS(a)	3,454	51,637
Gray Television, Inc.	5,093	66,005

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
iHeartMedia, Inc., Class A(a)	6,220	$ 48,205
Innovid Corp.(a)	4,401	9,902
Integral Ad Science Holding Corp.(a)	2,206	22,678
John Wiley & Sons, Inc., Class A	2,564	117,431
Magnite, Inc.(a)	6,947	83,920
New York Times Co., Class A	9,907	345,160
Nexstar Media Group, Inc., Class A	2,245	459,709
PubMatic, Inc., Class A(a)(b)	2,524	38,693
Scholastic Corp., NVS	1,748	77,332
Sinclair Broadcast Group, Inc., Class A	2,590	53,432
Stagwell, Inc.(a)(b)	6,118	42,948
TechTarget, Inc.(a)	1,600	79,248
TEGNA, Inc.	13,259	264,252
Thryv Holdings, Inc.(a)	1,828	40,892
WideOpenWest, Inc.(a)	3,142	36,102
		2,475,222
Metals & Mining — 1.5%
5E Advanced Materials, Inc.(a)(b)	1,787	17,602
Alpha Metallurgical Resources, Inc.	863	138,882
Arconic Corp.(a)	6,006	141,201
ATI, Inc.(a)	7,726	281,149
Carpenter Technology Corp.	2,876	138,882
Century Aluminum Co.(a)	3,120	35,069
Coeur Mining, Inc.(a)	16,612	64,621
Commercial Metals Co.	7,005	380,161
Compass Minerals International, Inc.	2,035	94,953
Haynes International, Inc.	721	40,152
Hecla Mining Co.(b)	33,657	207,664
Ivanhoe Electric, Inc.(a)(b)	859	11,382
Kaiser Aluminum Corp.	944	82,619
Materion Corp.	1,215	109,654
MP Materials Corp., Class A(a)	5,482	178,220
Piedmont Lithium, Inc.(a)(b)	976	66,993
Ramaco Resources, Inc.	1,439	15,009
Royal Gold, Inc.	3,910	496,687
Ryerson Holding Corp.	1,234	47,102
Schnitzer Steel Industries, Inc., Class A	1,508	51,031
SunCoke Energy, Inc.	5,163	47,035
TimkenSteel Corp.(a)	2,386	46,932
United States Steel Corp.	14,008	399,088
Warrior Met Coal, Inc.	3,080	116,670
Worthington Industries, Inc.	1,793	101,968
		3,310,726
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp.	34,108	395,653
Apollo Commercial Real Estate Finance, Inc.	7,759	94,427
Arbor Realty Trust, Inc.	10,216	152,525
Ares Commercial Real Estate Corp.	3,214	39,468
ARMOUR Residential REIT, Inc.	7,870	49,424
Blackstone Mortgage Trust, Inc., Class A	10,179	242,667
BrightSpire Capital, Inc.	5,712	43,525
Broadmark Realty Capital, Inc.	8,025	35,150
Chimera Investment Corp.	14,215	103,627
Claros Mortgage Trust, Inc.	7,211	120,712
Dynex Capital, Inc.	2,760	39,772
Ellington Financial, Inc.	3,476	47,725
Franklin BSP Realty Trust, Inc.	4,798	69,571
Granite Point Mortgage Trust, Inc.	3,078	20,561
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,283	194,996
Invesco Mortgage Capital, Inc.	2,063	30,305
KKR Real Estate Finance Trust, Inc.	3,497	55,707
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp.	6,753	$ 75,634
MFA Financial, Inc.	5,425	64,503
New York Mortgage Trust, Inc.	22,274	69,495
PennyMac Mortgage Investment Trust	5,323	81,176
Ready Capital Corp.	5,858	77,501
Redwood Trust, Inc.	6,708	56,079
Rithm Capital Corp.	28,214	265,494
Starwood Property Trust, Inc.	18,491	386,277
TPG RE Finance Trust, Inc.	3,711	32,323
Two Harbors Investment Corp.	5,184	93,001
		2,937,298
Multiline Retail — 0.5%
Big Lots, Inc.	1,697	27,763
Dillard’s, Inc., Class A(b)	203	79,842
Franchise Group, Inc.	1,586	48,992
Kohl’s Corp.	6,931	224,356
Macy’s, Inc.	16,181	382,357
Nordstrom, Inc.	6,618	129,316
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,496	191,441
		1,084,067
Multi-Utilities — 0.3%
Avista Corp.	4,204	167,740
Black Hills Corp.	3,875	280,472
NorthWestern Corp.	3,442	195,506
Unitil Corp.	979	51,074
		694,792
Oil, Gas & Consumable Fuels — 2.7%
Amplify Energy Corp.(a)	2,022	17,511
Antero Midstream Corp.	19,949	217,444
Arch Resources, Inc.	1,077	159,418
Berry Corp.	3,910	35,972
California Resources Corp.	4,427	189,166
Callon Petroleum Co.(a)	3,084	131,224
Centrus Energy Corp., Class A(a)	620	25,451
Chord Energy Corp.	2,487	356,462
Civitas Resources, Inc.	3,112	207,104
Clean Energy Fuels Corp.(a)(b)	10,508	59,475
CNX Resources Corp.(a)	10,814	180,918
Comstock Resources, Inc.	5,504	66,874
CONSOL Energy, Inc.	1,980	114,503
Crescent Energy Co., Class A	2,244	27,063
CVR Energy, Inc.	1,894	62,881
Delek U.S. Holdings, Inc.	4,447	119,002
Denbury, Inc.(a)	2,979	258,518
Dorian LPG Ltd.	1,926	38,231
DT Midstream, Inc.	5,765	315,115
Earthstone Energy, Inc., Class A(a)(b)	2,250	31,275
Enviva, Inc.	1,846	83,956
Equitrans Midstream Corp.	25,893	187,724
Excelerate Energy, Inc., Class A	1,053	24,535
Gevo, Inc.(a)(b)	15,814	33,526
Gran Tierra Energy, Inc.(a)	22,326	21,652
Green Plains, Inc.(a)	1,656	57,579
Gulfport Energy Corp.(a)	696	47,432
HighPeak Energy, Inc.(b)	852	23,822
International Seaways, Inc.	2,391	92,866
Kinetik Holdings, Inc.	1,232	38,549
Kosmos Energy Ltd.(a)	27,299	215,935
Magnolia Oil & Gas Corp., Class A	9,941	234,707
NextDecade Corp.(a)(b)	3,395	20,336
Northern Oil and Gas, Inc.	4,035	135,253

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	3,533	$ 94,437
PBF Energy, Inc., Class A	6,823	286,498
PDC Energy, Inc.	5,490	371,838
Peabody Energy Corp.(a)	6,934	193,389
Permian Resources Corp.	12,251	133,168
Ranger Oil Corp., Class A	1,185	49,770
REX American Resources Corp.(a)	1,125	36,810
Riley Exploration Permian, Inc.	272	9,028
SandRidge Energy, Inc.(a)	1,829	28,916
SilverBow Resources, Inc.(a)(b)	801	21,042
SM Energy Co.	7,305	240,115
Talos Energy, Inc.(a)	3,871	76,684
Tellurian, Inc.(a)(b)	30,212	60,122
Uranium Energy Corp.(a)(b)	21,651	87,254
VAALCO Energy, Inc.	6,282	29,211
Vertex Energy, Inc.(a)(b)	3,650	26,572
Vital Energy, Inc.(a)	1,009	56,786
W&T Offshore, Inc.(a)(b)	5,726	35,616
World Fuel Services Corp.	3,777	106,889
		5,775,624
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	988	38,147
Louisiana-Pacific Corp.	4,258	289,927
Mercer International, Inc.	2,429	30,921
Resolute Forest Products, Inc.(a)	2,751	59,724
Sylvamo Corp.	1,971	93,682
		512,401
Personal Products — 0.6%
Beauty Health Co., Class A(a)	5,940	67,716
BellRing Brands, Inc.(a)	8,085	229,291
Coty, Inc., Class A(a)	21,721	216,341
Edgewell Personal Care Co.	3,096	132,695
elf Beauty, Inc.(a)	3,011	173,283
Herbalife Nutrition Ltd.(a)(b)	5,860	102,960
Inter Parfums, Inc.	1,065	125,904
Medifast, Inc.	659	73,446
Nu Skin Enterprises, Inc., Class A	2,956	126,753
Olaplex Holdings, Inc.(a)	4,917	31,026
USANA Health Sciences, Inc.(a)	705	41,200
Veru, Inc.(a)(b)	3,113	17,931
		1,338,546
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.(a)	3,073	51,934
Amphastar Pharmaceuticals, Inc.(a)	2,228	67,419
Amylyx Pharmaceuticals, Inc.(a)	2,391	93,703
ANI Pharmaceuticals, Inc.(a)	723	32,340
Arvinas, Inc.(a)	2,918	95,623
Atea Pharmaceuticals, Inc.(a)(b)	4,484	20,761
Axsome Therapeutics, Inc.(a)(b)	2,064	154,800
Cara Therapeutics, Inc.(a)	2,670	31,186
Cassava Sciences, Inc.(a)(b)	2,262	63,336
CinCor Pharma, Inc.(a)	1,138	32,922
Collegium Pharmaceutical, Inc.(a)(b)	2,013	56,525
Corcept Therapeutics, Inc.(a)	5,738	131,171
DICE Therapeutics, Inc.(a)(b)	2,030	64,493
Edgewise Therapeutics, Inc.(a)	2,396	24,511
Elanco Animal Health, Inc.(a)(b)	26,549	364,518
Esperion Therapeutics, Inc.(a)	3,843	24,441
Evolus, Inc.(a)(b)	2,272	23,606
Harmony Biosciences Holdings, Inc.(a)(b)	1,768	85,165
Innoviva, Inc.(a)	3,739	47,298
Security	Shares	Value
Pharmaceuticals (continued)
Intra-Cellular Therapies, Inc.(a)	5,268	$ 252,443
Ligand Pharmaceuticals, Inc.(a)	959	66,842
Nektar Therapeutics(a)	11,469	31,196
NGM Biopharmaceuticals, Inc.(a)	2,191	11,481
Pacira BioSciences, Inc.(a)	2,739	107,561
Perrigo Co. PLC	8,048	301,156
Phathom Pharmaceuticals, Inc.(a)	1,427	17,024
Prestige Consumer Healthcare, Inc.(a)	2,964	194,913
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,697	73,531
Revance Therapeutics, Inc.(a)	4,946	171,527
Scilex Holding Co. (Acquired 01/09/23, cost $19,917)(a)(b)(d)	3,944	30,254
SIGA Technologies, Inc.	2,371	17,379
Supernus Pharmaceuticals, Inc.(a)	3,232	132,544
Tarsus Pharmaceuticals, Inc.(a)	1,091	17,194
Theravance Biopharma, Inc.(a)	3,409	36,851
Third Harmonic Bio, Inc.(a)	664	2,902
Tilray Brands, Inc.(a)(b)	36,851	119,397
Ventyx Biosciences, Inc.(a)	1,647	69,174
WaVe Life Sciences Ltd.(a)	3,723	18,354
		3,137,475
Professional Services — 2.0%
Alight, Inc., Class A(a)	16,058	150,785
ASGN, Inc.(a)	2,973	270,394
Barrett Business Services, Inc.	421	41,839
CACI International, Inc., Class A(a)	1,400	431,326
CBIZ, Inc.(a)	3,023	143,864
CRA International, Inc.	427	50,745
Dun & Bradstreet Holdings, Inc.	13,442	196,925
Exponent, Inc.	3,016	309,261
First Advantage Corp.(a)(b)	3,401	47,206
FiscalNote Holdings, Inc., Class A(a)(b)	4,255	14,892
Forrester Research, Inc.(a)	666	24,682
Franklin Covey Co.(a)	723	33,547
FTI Consulting, Inc.(a)(b)	2,048	326,697
Heidrick & Struggles International, Inc.	1,162	35,743
HireRight Holdings Corp.(a)(b)	1,138	13,019
Huron Consulting Group, Inc.(a)	1,193	81,172
ICF International, Inc.(b)	1,005	102,701
Insperity, Inc.	2,130	235,471
KBR, Inc.	8,179	419,010
Kelly Services, Inc., Class A, NVS	2,076	37,576
Kforce, Inc.	1,186	66,570
Korn Ferry	3,190	172,228
Legalzoom.com, Inc.(a)	5,766	48,896
ManpowerGroup, Inc.	3,043	265,228
NV5 Global, Inc.(a)	747	99,568
Planet Labs PBC, Class A(a)(b)	11,360	56,232
Resources Connection, Inc.	1,936	33,435
Science Applications International Corp.	3,287	341,125
Sterling Check Corp.(a)	1,354	18,888
TriNet Group, Inc.(a)(b)	2,155	162,595
TrueBlue, Inc.(a)	1,924	37,768
Upwork, Inc.(a)	7,210	93,441
		4,362,829
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	6,575	55,756
Compass, Inc., Class A(a)(b)	14,989	60,256
Cushman & Wakefield PLC(a)(b)	9,751	140,707
DigitalBridge Group, Inc.	8,551	126,555
eXp World Holdings, Inc.	4,335	67,583
Forestar Group, Inc.(a)	994	14,791

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
FRP Holdings, Inc.(a)	380	$ 21,345
Howard Hughes Corp.(a)(b)	2,043	174,656
Kennedy-Wilson Holdings, Inc.	7,090	126,769
Marcus & Millichap, Inc.	1,533	55,556
Newmark Group, Inc., Class A	7,480	64,103
Opendoor Technologies, Inc.(a)(b)	29,884	65,446
Redfin Corp.(a)(b)	6,581	49,226
RMR Group, Inc., Class A	930	28,849
Seritage Growth Properties, Class A(a)	2,142	26,025
St. Joe Co.	2,016	94,953
WeWork, Inc., Class A(a)(b)	13,914	22,123
		1,194,699
Road & Rail — 1.0%
ArcBest Corp.	1,461	121,920
Heartland Express, Inc.	2,786	46,861
Landstar System, Inc.	2,140	369,856
Lyft, Inc., Class A(a)	18,757	304,801
Marten Transport Ltd.	3,469	76,630
PAM Transportation Services, Inc.(a)	412	11,927
Ryder System, Inc.	2,994	282,664
Saia, Inc.(a)	1,577	430,174
Schneider National, Inc., Class B	2,292	60,738
TuSimple Holdings, Inc., Class A(a)(b)	8,125	17,062
Universal Logistics Holdings, Inc.	392	14,081
Werner Enterprises, Inc.	3,549	166,697
XPO, Inc.(a)(b)	6,882	274,317
		2,177,728
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(a)	3,896	148,710
Alpha & Omega Semiconductor Ltd.(a)	1,291	42,551
Ambarella, Inc.(a)	2,167	194,683
Amkor Technology, Inc.	5,995	175,414
Axcelis Technologies, Inc.(a)	1,964	215,942
CEVA, Inc.(a)	1,383	45,805
Cirrus Logic, Inc.(a)	3,275	296,027
Cohu, Inc.(a)	2,917	105,245
Credo Technology Group Holding Ltd.(a)	5,367	93,010
Diodes, Inc.(a)	2,711	241,794
FormFactor, Inc.(a)(b)	4,605	129,585
Ichor Holdings Ltd.(a)(b)	1,710	57,798
Impinj, Inc.(a)(b)	1,272	165,080
indie Semiconductor, Inc., Class A(a)	3,928	31,306
Kulicke & Soffa Industries, Inc.	3,462	176,908
Lattice Semiconductor Corp.(a)	8,191	620,796
MACOM Technology Solutions Holdings, Inc.(a)	3,043	203,942
Magnachip Semiconductor Corp.(a)(b)	2,571	27,253
MaxLinear, Inc.(a)	4,305	177,366
MKS Instruments, Inc.(b)	3,414	349,321
Navitas Semiconductor Corp.(a)(b)	4,686	23,243
Onto Innovation, Inc.(a)	2,952	232,175
PDF Solutions, Inc.(a)	1,771	56,282
Photronics, Inc.(a)	3,687	66,808
Power Integrations, Inc.	3,421	294,514
Rambus, Inc.(a)	6,417	259,696
Semtech Corp.(a)	3,740	123,532
Silicon Laboratories, Inc.(a)	1,993	312,722
SiTime Corp.(a)	963	110,967
SMART Global Holdings, Inc.(a)	3,022	51,948
Synaptics, Inc.(a)	2,380	297,571
Ultra Clean Holdings, Inc.(a)	2,708	91,124
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	2,594	$ 343,783
Veeco Instruments, Inc.(a)	3,092	61,407
		5,824,308
Software — 5.9%
8x8, Inc.(a)	6,582	31,001
A10 Networks, Inc.	3,837	59,397
ACI Worldwide, Inc.(a)	6,723	187,773
Adeia, Inc.	6,211	68,010
Agilysys, Inc.(a)	1,179	98,517
Alarm.com Holdings, Inc.(a)	2,994	160,478
Alkami Technology, Inc.(a)(b)	2,153	35,245
Altair Engineering, Inc., Class A(a)(b)	3,148	167,159
Alteryx, Inc., Class A(a)	3,656	202,871
American Software, Inc., Class A	1,950	29,660
Amplitude, Inc., Class A(a)(b)	3,231	46,462
Appfolio, Inc., Class A(a)(b)	1,113	125,023
Appian Corp., Class A(a)	2,477	102,461
AppLovin Corp., Class A(a)	7,268	92,304
Asana, Inc., Class A(a)	4,511	69,921
AvePoint, Inc., Class A(a)(b)	5,367	23,990
Blackbaud, Inc.(a)	2,661	165,541
Blackline, Inc.(a)(b)	3,228	231,770
Blend Labs, Inc., Class A(a)	9,644	16,009
Box, Inc., Class A(a)(b)	8,479	271,243
Braze, Inc., Class A(a)(b)	1,935	61,920
C3.ai, Inc., Class A(a)(b)	5,062	100,481
CCC Intelligent Solutions Holdings, Inc.(a)(b)	6,395	59,154
Cerence, Inc.(a)	2,353	57,696
Clear Secure, Inc., Class A(b)	4,466	140,188
Clearwater Analytics Holdings, Inc., Class A(a)(b)	3,154	61,755
CommVault Systems, Inc.(a)	2,693	167,585
Confluent, Inc., Class A(a)(b)	9,126	210,811
Consensus Cloud Solutions, Inc.(a)(b)	1,062	62,414
Couchbase, Inc.(a)(b)	1,458	21,564
Coupa Software, Inc.(a)	4,533	362,277
CS Disco, Inc.(a)(b)	1,022	8,493
Cvent Holding Corp.(a)(b)	3,922	31,651
Digital Turbine, Inc.(a)	5,372	93,258
Dolby Laboratories, Inc., Class A	3,715	295,565
Domo, Inc., Class B(a)	1,830	28,383
DoubleVerify Holdings, Inc.(a)	4,425	120,316
Dropbox, Inc., Class A(a)	16,060	373,074
Duck Creek Technologies, Inc.(a)	4,508	85,336
E2open Parent Holdings, Inc., Class A(a)(b)	10,279	70,925
Ebix, Inc.	1,390	26,493
Elastic NV(a)	4,580	269,487
Enfusion, Inc., Class A(a)	782	9,290
EngageSmart, Inc.(a)	1,767	34,810
Envestnet, Inc.(a)	2,878	187,070
Everbridge, Inc.(a)	2,366	75,617
EverCommerce, Inc.(a)	1,730	17,871
Expensify, Inc., Class A(a)(b)	2,637	27,451
Five9, Inc.(a)	4,210	331,664
Freshworks, Inc., Class A(a)(b)	9,592	155,199
Gitlab, Inc., Class A(a)	3,569	176,344
Guidewire Software, Inc.(a)	4,920	360,341
HashiCorp, Inc., Class A(a)(b)	4,379	140,916
Informatica, Inc., Class A(a)(b)	2,255	40,139
Instructure Holdings, Inc.(a)	984	26,598
Intapp, Inc.(a)	892	25,850
InterDigital, Inc.	1,775	124,161
Jamf Holding Corp.(a)(b)	2,670	53,053

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
JFrog Ltd.(a)(b)	3,637	$ 93,507
KnowBe4, Inc., Class A(a)	5,178	128,880
LivePerson, Inc.(a)	4,173	53,748
LiveRamp Holdings, Inc.(a)	4,003	107,120
Marathon Digital Holdings, Inc.(a)(b)	6,653	47,968
Matterport, Inc.(a)(b)	13,366	47,048
MeridianLink, Inc.(a)(b)	1,177	18,691
MicroStrategy, Inc., Class A(a)(b)	557	140,214
Mitek Systems, Inc.(a)	2,612	25,754
Model N, Inc.(a)(b)	1,985	78,725
Momentive Global, Inc.(a)	7,560	58,288
N-able, Inc.(a)(b)	3,988	40,957
nCino, Inc.(a)(b)	4,575	130,845
NCR Corp.(a)	8,190	224,570
New Relic, Inc.(a)	3,470	211,844
Nutanix, Inc., Class A(a)	13,745	383,073
Olo, Inc., Class A(a)(b)	6,369	51,079
ON24, Inc.(a)	2,538	23,553
OneSpan, Inc.(a)	2,222	30,686
PagerDuty, Inc.(a)	4,835	144,035
Paycor HCM, Inc.(a)(b)	2,812	70,609
Pegasystems, Inc.	2,428	94,401
PowerSchool Holdings, Inc., Class A(a)(b)	1,891	42,585
Progress Software Corp.	2,570	136,313
PROS Holdings, Inc.(a)	2,450	61,740
Q2 Holdings, Inc.(a)	3,470	113,538
Qualtrics International, Inc., Class A(a)	6,577	103,719
Qualys, Inc.(a)	2,056	237,180
Rapid7, Inc.(a)	3,557	141,818
Rimini Street, Inc.(a)	2,937	13,217
RingCentral, Inc., Class A(a)	4,583	178,875
Riot Platforms, Inc.(a)(b)	9,908	62,123
Samsara, Inc., Class A(a)(b)	5,914	80,667
SEMrush Holdings, Inc., Class A(a)	2,105	20,566
SentinelOne, Inc., Class A(a)(b)	12,533	189,123
ShotSpotter, Inc.(a)	515	19,853
Smartsheet, Inc., Class A(a)	7,809	337,427
SolarWinds Corp.(a)	2,967	30,145
SoundHound AI, Inc., Class A(a)	6,301	12,539
Sprinklr, Inc., Class A(a)(b)	3,516	34,949
Sprout Social, Inc., Class A(a)(b)	2,807	179,564
SPS Commerce, Inc.(a)	2,141	291,347
Sumo Logic, Inc.(a)	6,447	76,268
Telos Corp.(a)(b)	3,298	15,995
Tenable Holdings, Inc.(a)(b)	6,705	269,742
Teradata Corp.(a)	6,070	211,722
UiPath, Inc., Class A(a)	20,835	320,026
Varonis Systems, Inc.(a)	6,536	168,890
Verint Systems, Inc.(a)	3,909	148,425
Vertex, Inc., Class A(a)	2,068	27,918
Workiva, Inc., Class A(a)	2,715	234,929
Xperi, Inc.(a)	2,474	25,606
Yext, Inc.(a)	6,344	44,091
ZeroFox Holdings, Inc.(a)	1,760	6,371
Zeta Global Holdings Corp., Class A(a)(b)	7,564	68,681
Zuora, Inc., Class A(a)	7,372	58,386
		12,849,968
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)	2,915	84,418
Academy Sports & Outdoors, Inc.(b)	4,740	276,911
American Eagle Outfitters, Inc.	10,452	168,695
America’s Car-Mart, Inc.(a)	354	30,494
Security	Shares	Value
Specialty Retail (continued)
Arhaus, Inc., Class A(a)(b)	1,245	$ 17,617
Arko Corp., Class A	4,357	36,555
Asbury Automotive Group, Inc.(a)	1,317	289,740
AutoNation, Inc.(a)	2,039	258,382
Boot Barn Holdings, Inc.(a)	1,786	149,113
Buckle, Inc.	1,768	77,792
Caleres, Inc.	2,195	57,114
Camping World Holdings, Inc., Class A(b)	2,348	59,663
Carvana Co., Class A(a)(b)	5,660	57,562
Chico’s FAS, Inc.(a)	7,574	39,915
Children’s Place, Inc.(a)	816	37,022
Designer Brands, Inc., Class A	3,017	31,105
Destination XL Group, Inc.(a)	3,106	22,146
Dick’s Sporting Goods, Inc.	3,319	433,992
EVgo, Inc.(a)(b)	4,243	29,234
Foot Locker, Inc.	4,723	205,498
Gap, Inc.	12,517	169,856
Genesco, Inc.(a)	774	37,376
Group 1 Automotive, Inc.	869	185,836
Guess?, Inc.	1,822	42,216
Haverty Furniture Cos., Inc.	781	27,273
Hibbett, Inc.	767	50,898
Leslie’s, Inc.(a)	8,880	137,551
Lithia Motors, Inc., Class A	1,632	429,542
MarineMax, Inc.(a)	1,270	39,687
Monro, Inc.(b)	1,880	95,692
National Vision Holdings, Inc.(a)	4,685	192,553
ODP Corp.(a)	2,416	124,666
OneWater Marine, Inc., Class A(a)	641	20,986
Petco Health & Wellness Co., Inc.(a)(b)	4,714	55,107
Rent-A-Center, Inc.	2,967	79,783
RH(a)(b)	1,145	357,229
Sally Beauty Holdings, Inc.(a)	6,363	99,136
Shoe Carnival, Inc.	1,022	27,911
Signet Jewelers Ltd.	2,745	210,843
Sleep Number Corp.(a)(b)	1,332	45,794
Sonic Automotive, Inc., Class A	999	53,656
Sportsman’s Warehouse Holdings, Inc.(a)	2,367	22,321
Torrid Holdings, Inc.(a)	1,281	4,765
TravelCenters of America, Inc.(a)	756	34,413
Urban Outfitters, Inc.(a)	3,569	97,755
Victoria’s Secret & Co.(a)	4,820	203,163
Warby Parker, Inc., Class A(a)(b)	3,701	59,771
Winmark Corp.	166	46,613
Zumiez, Inc.(a)	971	25,081
		5,340,441
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)(b)	2,033	61,620
Corsair Gaming, Inc.(a)(b)	2,366	37,217
Eastman Kodak Co.(a)(b)	4,484	16,188
IonQ, Inc.(a)(b)	8,979	39,867
Super Micro Computer, Inc.(a)	2,737	197,967
Xerox Holdings Corp.	6,703	109,795
		462,654
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.(a)(b)	7,671	510,045
Carter’s, Inc.	2,283	190,334
Columbia Sportswear Co.	2,119	203,212
Crocs, Inc.(a)	3,678	447,870
G-III Apparel Group Ltd.(a)	2,585	43,738
Hanesbrands, Inc.	20,913	176,506
Kontoor Brands, Inc.	2,940	140,414

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co., Class A	5,826	$ 107,198
Movado Group, Inc.	965	34,122
Oxford Industries, Inc.	898	105,264
PVH Corp.	3,884	349,172
Ralph Lauren Corp., Class A	2,458	304,423
Skechers U.S.A., Inc., Class A(a)	8,012	385,778
Steven Madden Ltd.	4,362	156,378
Under Armour, Inc., Class A(a)	11,409	141,358
Under Armour, Inc., Class C, NVS(a)	11,735	127,911
Wolverine World Wide, Inc.	4,703	75,859
		3,499,582
Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.(a)	3,153	151,722
Bridgewater Bancshares, Inc.(a)	1,283	19,964
Capitol Federal Financial, Inc.	7,999	66,952
Columbia Financial, Inc.(a)	2,057	40,831
Enact Holdings, Inc.	1,775	44,641
Essent Group Ltd.	6,541	288,000
Federal Agricultural Mortgage Corp., Class C, NVS	583	77,522
Greene County Bancorp, Inc.	195	9,545
Hingham Institution For Savings	91	26,603
Kearny Financial Corp.	4,148	38,908
Merchants Bancorp	1,570	45,169
MGIC Investment Corp.	18,058	254,979
Mr. Cooper Group, Inc.(a)	4,302	197,849
New York Community Bancorp, Inc., Class A	40,846	408,052
NMI Holdings, Inc., Class A(a)	5,131	119,193
Northfield Bancorp, Inc.	2,868	42,877
PennyMac Financial Services, Inc., Class A	1,829	123,311
Provident Financial Services, Inc.	4,581	107,470
Radian Group, Inc.	9,590	211,939
Rocket Cos., Inc., Class A(b)	7,537	70,923
Southern Missouri Bancorp, Inc.	503	24,355
TFS Financial Corp.	2,979	42,451
TrustCo Bank Corp.	786	28,225
Walker & Dunlop, Inc.	1,836	175,118
Waterstone Financial, Inc.	1,594	25,663
WSFS Financial Corp.	3,344	161,549
		2,803,811
Tobacco — 0.1%
Turning Point Brands, Inc.	918	21,307
Universal Corp.	1,481	80,522
Vector Group Ltd.	7,863	101,826
		203,655
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	6,144	276,296
Alta Equipment Group, Inc., Class A	1,496	25,357
Applied Industrial Technologies, Inc.	2,304	329,956
Beacon Roofing Supply, Inc.(a)(b)	3,052	173,598
BlueLinx Holdings, Inc.(a)	547	47,490
Boise Cascade Co.	2,353	176,404
Core & Main, Inc., Class A(a)(b)	4,355	96,115
Custom Truck One Source, Inc.(a)(b)	3,629	25,693
Distribution Solutions Group, Inc.(a)	251	10,366
DXP Enterprises, Inc.(a)	939	28,452
GATX Corp.	2,104	240,803
Global Industrial Co.	996	26,185
GMS, Inc.(a)	2,553	151,444
H&E Equipment Services, Inc.	2,012	102,391
Herc Holdings, Inc.	1,489	231,271
Hudson Technologies, Inc.(a)	2,253	23,003
Security	Shares	Value
Trading Companies & Distributors (continued)
McGrath RentCorp	1,470	$ 146,324
MRC Global, Inc.(a)	4,958	67,429
MSC Industrial Direct Co., Inc., Class A	2,804	231,891
NOW, Inc.(a)	6,690	93,927
Rush Enterprises, Inc., Class A	2,584	139,045
Rush Enterprises, Inc., Class B	439	25,537
SiteOne Landscape Supply, Inc.(a)(b)	2,692	407,865
Titan Machinery, Inc.(a)	1,219	53,563
Transcat, Inc.(a)(b)	419	34,995
Triton International Ltd.	3,495	246,887
Univar Solutions, Inc.(a)	9,703	334,559
Veritiv Corp.	808	101,032
WESCO International, Inc.(a)	2,671	398,006
		4,245,884
Water Utilities — 0.3%
American States Water Co.	2,214	208,492
Artesian Resources Corp., Class A, NVS	433	25,504
California Water Service Group	3,265	199,720
Middlesex Water Co.	1,050	88,053
SJW Group	1,595	123,469
York Water Co.	862	39,178
		684,416
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)(b)	3,903	65,453
Shenandoah Telecommunications Co.	3,002	58,689
Telephone and Data Systems, Inc.	6,045	80,822
United States Cellular Corp.(a)	849	20,767
		225,731
Total Common Stocks — 99.9% (Cost: $225,742,580)		217,238,994
Rights
Media — 0.0%
PLBY Group, Inc.(a)	1,959	5,720
Total Rights — 0.0% (Cost: $ —)		5,720
Total Long-Term Investments — 99.9% (Cost: $225,742,580)		217,244,714

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	25,121,520	$ 25,136,593
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	549,802	549,802
Total Short-Term Securities — 11.8% (Cost: $25,668,565)		25,686,395
Total Investments — 111.7% (Cost: $251,411,145)		242,931,109
Liabilities in Excess of Other Assets — (11.7)%		(25,422,006)
Net Assets — 100.0%		$ 217,509,103
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,254, representing 0.0% of its net assets as of period end, and an original cost of $19,917.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 22,100,871	$ 3,021,347(a)	$ —	$ (3,222)	$ 17,597	$ 25,136,593	25,121,520	$ 284,505(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	299,802(a)	—	—	—	549,802	549,802	7,042	—
				$ (3,222)	$ 17,597	$ 25,686,395		$ 291,547	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russel 2000 E-Mini Index	3	03/17/23	$ 291	$ 9,831

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 3,263,105	$ —	$ —	$ 3,263,105
Air Freight & Logistics	963,745	—	—	963,745
Airlines	1,009,103	—	—	1,009,103
Auto Components	3,269,891	—	—	3,269,891
Automobiles	876,132	—	—	876,132
Banks	15,872,479	—	—	15,872,479
Beverages	809,227	—	—	809,227
Biotechnology	11,987,234	—	—	11,987,234
Building Products	2,803,395	—	—	2,803,395
Capital Markets	4,875,391	—	—	4,875,391
Chemicals	5,541,582	—	—	5,541,582
Commercial Services & Supplies	3,639,616	—	—	3,639,616
Communications Equipment	1,451,470	—	—	1,451,470
Construction & Engineering	3,405,254	—	—	3,405,254
Construction Materials	552,560	—	—	552,560
Consumer Finance	2,278,043	—	—	2,278,043
Containers & Packaging	2,004,578	—	—	2,004,578
Distributors	24,248	—	—	24,248
Diversified Consumer Services	2,104,374	—	—	2,104,374
Diversified Financial Services	823,110	—	—	823,110
Diversified Telecommunication Services	1,422,608	—	—	1,422,608
Electric Utilities	1,635,803	—	—	1,635,803
Electrical Equipment	3,644,468	—	—	3,644,468
Electronic Equipment, Instruments & Components	5,171,665	—	—	5,171,665
Energy Equipment & Services	3,188,643	—	—	3,188,643
Entertainment	1,549,590	—	—	1,549,590
Equity Real Estate Investment Trusts (REITs)	12,134,139	—	—	12,134,139
Food & Staples Retailing	999,462	—	—	999,462
Food Products	2,964,394	—	—	2,964,394
Gas Utilities	1,847,964	—	—	1,847,964
Health Care Equipment & Supplies	7,775,311	88,662	—	7,863,973
Health Care Providers & Services	4,994,461	—	—	4,994,461
Health Care Technology	1,524,013	—	—	1,524,013
Hotels, Restaurants & Leisure	6,178,524	—	—	6,178,524

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$ 4,601,720	$ —	$ —	$ 4,601,720
Household Products	678,188	—	—	678,188
Independent Power and Renewable Electricity Producers	673,003	—	—	673,003
Insurance	5,406,169	—	—	5,406,169
Interactive Media & Services	1,496,263	—	—	1,496,263
Internet & Direct Marketing Retail	764,697	—	—	764,697
IT Services	3,899,627	—	—	3,899,627
Leisure Products	1,852,075	—	—	1,852,075
Life Sciences Tools & Services	1,850,559	—	—	1,850,559
Machinery	7,724,020	—	—	7,724,020
Marine	476,572	—	—	476,572
Media	2,475,222	—	—	2,475,222
Metals & Mining	3,310,726	—	—	3,310,726
Mortgage Real Estate Investment Trusts (REITs)	2,937,298	—	—	2,937,298
Multiline Retail	1,084,067	—	—	1,084,067
Multi-Utilities	694,792	—	—	694,792
Oil, Gas & Consumable Fuels	5,775,624	—	—	5,775,624
Paper & Forest Products	512,401	—	—	512,401
Personal Products	1,338,546	—	—	1,338,546
Pharmaceuticals	3,107,221	30,254	—	3,137,475
Professional Services	4,362,829	—	—	4,362,829
Real Estate Management & Development	1,194,699	—	—	1,194,699
Road & Rail	2,177,728	—	—	2,177,728
Semiconductors & Semiconductor Equipment	5,824,308	—	—	5,824,308
Software	12,849,968	—	—	12,849,968
Specialty Retail	5,340,441	—	—	5,340,441
Technology Hardware, Storage & Peripherals	462,654	—	—	462,654
Textiles, Apparel & Luxury Goods	3,499,582	—	—	3,499,582
Thrifts & Mortgage Finance	2,803,811	—	—	2,803,811
Tobacco	203,655	—	—	203,655
Trading Companies & Distributors	4,245,884	—	—	4,245,884
Water Utilities	684,416	—	—	684,416
Wireless Telecommunication Services	225,731	—	—	225,731
Rights	5,720	—	—	5,720
Short-Term Securities
Money Market Funds	25,686,395	—	—	25,686,395
	$ 242,812,193	$ 118,916	$ —	$ 242,931,109
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 9,831	$ —	$ —	$ 9,831
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust